Vanguard® Short-Term Bond Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (66.8%)
U.S. Government Securities (65.4%)
United States Treasury Note/Bond	4.375%	10/31/24	181,591	179,520
United States Treasury Note/Bond	0.750%	11/15/24	197,405	187,443
United States Treasury Note/Bond	2.250%	11/15/24	462,183	446,295
United States Treasury Note/Bond	1.500%	11/30/24	240,882	230,381
United States Treasury Note/Bond	2.125%	11/30/24	183,765	176,989
United States Treasury Note/Bond	4.500%	11/30/24	269,389	266,611
United States Treasury Note/Bond	1.000%	12/15/24	388,408	368,745
United States Treasury Note/Bond	1.750%	12/31/24	281,665	269,430
United States Treasury Note/Bond	2.250%	12/31/24	213,814	205,829
United States Treasury Note/Bond	4.250%	12/31/24	265,798	262,143
United States Treasury Note/Bond	1.125%	1/15/25	406,425	385,215
United States Treasury Note/Bond	1.375%	1/31/25	319,715	303,529
United States Treasury Note/Bond	2.500%	1/31/25	278,968	268,812
United States Treasury Note/Bond	4.125%	1/31/25	256,409	252,403
United States Treasury Note/Bond	1.500%	2/15/25	391,965	372,244
United States Treasury Note/Bond	2.000%	2/15/25	406,645	388,791
United States Treasury Note/Bond	1.125%	2/28/25	229,719	216,761
United States Treasury Note/Bond	2.750%	2/28/25	184,210	177,820
United States Treasury Note/Bond	4.625%	2/28/25	355,276	352,001
United States Treasury Note/Bond	1.750%	3/15/25	353,355	335,963
United States Treasury Note/Bond	0.500%	3/31/25	264,000	246,015
United States Treasury Note/Bond	2.625%	3/31/25	109,446	105,273
United States Treasury Note/Bond	3.875%	3/31/25	298,709	292,735
United States Treasury Note/Bond	2.625%	4/15/25	350,135	336,677
United States Treasury Note/Bond	0.375%	4/30/25	247,943	229,812
United States Treasury Note/Bond	2.875%	4/30/25	252,340	243,311
United States Treasury Note/Bond	3.875%	4/30/25	279,632	273,865
United States Treasury Note/Bond	2.125%	5/15/25	336,655	320,559
United States Treasury Note/Bond	2.750%	5/15/25	329,885	317,308
United States Treasury Note/Bond	0.250%	5/31/25	259,061	238,822
United States Treasury Note/Bond	2.875%	5/31/25	157,790	151,947
United States Treasury Note/Bond	4.250%	5/31/25	322,696	317,856
United States Treasury Note/Bond	2.875%	6/15/25	302,205	290,872
United States Treasury Note/Bond	0.250%	6/30/25	290,935	267,342
United States Treasury Note/Bond	2.750%	6/30/25	104,750	100,560
United States Treasury Note/Bond	4.625%	6/30/25	272,486	270,144
United States Treasury Note/Bond	3.000%	7/15/25	286,268	275,801
United States Treasury Note/Bond	0.250%	7/31/25	289,368	264,908
United States Treasury Note/Bond	2.875%	7/31/25	117,915	113,272
United States Treasury Note/Bond	4.750%	7/31/25	306,246	304,189
United States Treasury Note/Bond	2.000%	8/15/25	407,191	384,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.125%	8/15/25	283,845	273,822
	United States Treasury Note/Bond	0.250%	8/31/25	269,460	245,798
	United States Treasury Note/Bond	2.750%	8/31/25	149,780	143,368
	United States Treasury Note/Bond	5.000%	8/31/25	324,706	324,046
	United States Treasury Note/Bond	3.500%	9/15/25	280,045	271,819
	United States Treasury Note/Bond	0.250%	9/30/25	161,645	147,072
	United States Treasury Note/Bond	3.000%	9/30/25	169,516	162,894
[1]	United States Treasury Note/Bond	5.000%	9/30/25	420,483	420,089
	United States Treasury Note/Bond	4.250%	10/15/25	224,055	220,519
	United States Treasury Note/Bond	0.250%	10/31/25	283,280	256,767
	United States Treasury Note/Bond	3.000%	10/31/25	146,542	140,680
	United States Treasury Note/Bond	2.250%	11/15/25	406,320	383,845
	United States Treasury Note/Bond	4.500%	11/15/25	167,195	165,419
	United States Treasury Note/Bond	0.375%	11/30/25	345,030	312,522
	United States Treasury Note/Bond	2.875%	11/30/25	176,957	169,215
	United States Treasury Note/Bond	4.000%	12/15/25	205,690	201,383
	United States Treasury Note/Bond	0.375%	12/31/25	170,415	154,013
	United States Treasury Note/Bond	2.625%	12/31/25	146,385	139,111
	United States Treasury Note/Bond	3.875%	1/15/26	186,737	182,302
	United States Treasury Note/Bond	0.375%	1/31/26	313,415	282,073
	United States Treasury Note/Bond	2.625%	1/31/26	113,870	108,034
	United States Treasury Note/Bond	1.625%	2/15/26	385,344	356,925
	United States Treasury Note/Bond	4.000%	2/15/26	248,954	243,664
	United States Treasury Note/Bond	6.000%	2/15/26	70,340	71,637
	United States Treasury Note/Bond	0.500%	2/28/26	404,199	363,842
	United States Treasury Note/Bond	2.500%	2/28/26	181,790	171,848
	United States Treasury Note/Bond	4.625%	3/15/26	241,795	240,095
	United States Treasury Note/Bond	0.750%	3/31/26	297,255	268,737
	United States Treasury Note/Bond	2.250%	3/31/26	179,650	168,562
	United States Treasury Note/Bond	3.750%	4/15/26	283,301	275,511
	United States Treasury Note/Bond	0.750%	4/30/26	288,013	259,437
	United States Treasury Note/Bond	2.375%	4/30/26	135,875	127,638
	United States Treasury Note/Bond	1.625%	5/15/26	363,888	334,891
	United States Treasury Note/Bond	3.625%	5/15/26	207,141	200,797
	United States Treasury Note/Bond	0.750%	5/31/26	428,095	384,349
	United States Treasury Note/Bond	2.125%	5/31/26	124,611	116,122
	United States Treasury Note/Bond	4.125%	6/15/26	163,100	160,067
	United States Treasury Note/Bond	0.875%	6/30/26	343,444	308,992
	United States Treasury Note/Bond	1.875%	6/30/26	176,699	163,447
	United States Treasury Note/Bond	4.500%	7/15/26	94,683	93,810
	United States Treasury Note/Bond	0.625%	7/31/26	387,723	345,073
	United States Treasury Note/Bond	1.875%	7/31/26	187,095	172,595
	United States Treasury Note/Bond	1.500%	8/15/26	356,665	325,122
	United States Treasury Note/Bond	4.375%	8/15/26	249,210	246,095
	United States Treasury Note/Bond	0.750%	8/31/26	454,710	404,905
	United States Treasury Note/Bond	1.375%	8/31/26	149,760	135,860
	United States Treasury Note/Bond	4.625%	9/15/26	156,975	156,190
	United States Treasury Note/Bond	0.875%	9/30/26	385,510	344,007
	United States Treasury Note/Bond	1.625%	9/30/26	163,565	149,279
	United States Treasury Note/Bond	1.125%	10/31/26	394,627	353,561
	United States Treasury Note/Bond	1.625%	10/31/26	145,545	132,400
	United States Treasury Note/Bond	2.000%	11/15/26	351,892	323,631
	United States Treasury Note/Bond	1.250%	11/30/26	437,195	392,246
	United States Treasury Note/Bond	1.625%	11/30/26	184,179	167,229
	United States Treasury Note/Bond	1.250%	12/31/26	304,755	272,994
	United States Treasury Note/Bond	1.750%	12/31/26	158,715	144,431
	United States Treasury Note/Bond	1.500%	1/31/27	486,145	437,683
	United States Treasury Note/Bond	2.250%	2/15/27	309,840	285,924

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.125%	2/28/27	54,305	48,196
	United States Treasury Note/Bond	1.875%	2/28/27	308,919	281,165
	United States Treasury Note/Bond	0.625%	3/31/27	150,000	130,289
	United States Treasury Note/Bond	2.500%	3/31/27	336,970	312,961
	United States Treasury Note/Bond	0.500%	4/30/27	213,770	184,310
	United States Treasury Note/Bond	2.750%	4/30/27	371,094	347,031
	United States Treasury Note/Bond	2.375%	5/15/27	432,615	398,952
	United States Treasury Note/Bond	0.500%	5/31/27	263,170	226,079
	United States Treasury Note/Bond	2.625%	5/31/27	387,043	359,829
	United States Treasury Note/Bond	0.500%	6/30/27	264,785	226,805
	United States Treasury Note/Bond	3.250%	6/30/27	314,110	298,404
	United States Treasury Note/Bond	0.375%	7/31/27	301,715	256,269
	United States Treasury Note/Bond	2.750%	7/31/27	306,267	285,307
	United States Treasury Note/Bond	2.250%	8/15/27	305,116	278,847
	United States Treasury Note/Bond	0.500%	8/31/27	322,755	274,644
	United States Treasury Note/Bond	3.125%	8/31/27	289,927	273,619
	United States Treasury Note/Bond	0.375%	9/30/27	329,000	277,697
	United States Treasury Note/Bond	4.125%	9/30/27	330,710	323,786
	United States Treasury Note/Bond	0.500%	10/31/27	340,000	287,566
	United States Treasury Note/Bond	4.125%	10/31/27	285,269	279,207
	United States Treasury Note/Bond	2.250%	11/15/27	317,500	288,727
	United States Treasury Note/Bond	0.625%	11/30/27	365,000	309,452
	United States Treasury Note/Bond	3.875%	11/30/27	338,630	328,259
	United States Treasury Note/Bond	0.625%	12/31/27	486,467	411,369
	United States Treasury Note/Bond	3.875%	12/31/27	306,062	296,689
	United States Treasury Note/Bond	0.750%	1/31/28	487,569	413,367
	United States Treasury Note/Bond	3.500%	1/31/28	305,547	291,702
	United States Treasury Note/Bond	2.750%	2/15/28	425,000	392,992
	United States Treasury Note/Bond	1.125%	2/29/28	489,179	420,847
	United States Treasury Note/Bond	4.000%	2/29/28	26,684	25,996
	United States Treasury Note/Bond	1.250%	3/31/28	464,058	400,540
	United States Treasury Note/Bond	3.625%	3/31/28	248,546	238,293
	United States Treasury Note/Bond	1.250%	4/30/28	382,360	329,188
	United States Treasury Note/Bond	3.500%	4/30/28	294,927	281,102
	United States Treasury Note/Bond	2.875%	5/15/28	359,500	333,099
	United States Treasury Note/Bond	1.250%	5/31/28	318,000	273,033
	United States Treasury Note/Bond	3.625%	5/31/28	175,623	168,351
	United States Treasury Note/Bond	1.250%	6/30/28	379,555	324,994
	United States Treasury Note/Bond	4.000%	6/30/28	173,271	168,641
	United States Treasury Note/Bond	1.000%	7/31/28	389,045	328,135
	United States Treasury Note/Bond	4.125%	7/31/28	311,032	304,325
	United States Treasury Note/Bond	2.875%	8/15/28	420,000	387,778
	United States Treasury Note/Bond	1.125%	8/31/28	390,000	330,281
	United States Treasury Note/Bond	4.375%	8/31/28	254,983	252,433
[1]	United States Treasury Note/Bond	4.625%	9/30/28	1,017,720	1,018,197
					38,465,937
Agency Bonds and Notes (1.4%)
[2]	AID-Jordan	3.000%	6/30/25	4,675	4,472
	Federal Farm Credit Banks	0.875%	11/18/24	35,902	34,117
	Federal Farm Credit Banks	4.500%	11/18/24	34,940	34,534
	Federal Farm Credit Banks	4.250%	12/20/24	6,830	6,733
	Federal Farm Credit Banks	1.125%	1/6/25	8,610	8,166
	Federal Farm Credit Banks	4.500%	1/10/25	7,317	7,230
	Federal Farm Credit Banks	1.750%	2/14/25	12,040	11,471
	Federal Farm Credit Banks	2.510%	4/1/25	7,200	6,915
	Federal Farm Credit Banks	4.250%	9/30/25	12,000	11,798
	Federal Farm Credit Banks	4.000%	1/13/26	7,400	7,227
	Federal Farm Credit Banks	3.875%	2/2/26	4,650	4,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federal Farm Credit Banks	4.750%	3/9/26	7,100	7,053
	Federal Farm Credit Banks	4.375%	6/23/26	21,175	20,831
	Federal Farm Credit Banks	4.375%	7/6/26	20,000	19,686
	Federal Farm Credit Banks	4.625%	7/17/26	20,000	19,812
	Federal Farm Credit Banks	4.500%	8/14/26	7,000	6,909
	Federal Farm Credit Banks	4.500%	9/22/28	13,731	13,584
[3]	Federal Home Loan Banks	3.000%	7/8/24	150	147
	Federal Home Loan Banks	4.500%	10/3/24	25,100	24,858
	Federal Home Loan Banks	5.000%	12/13/24	4,500	4,475
[3]	Federal Home Loan Banks	1.000%	12/20/24	11,000	10,429
	Federal Home Loan Banks	5.000%	2/28/25	8,245	8,204
	Federal Home Loan Banks	0.500%	4/14/25	34,050	31,683
	Federal Home Loan Banks	4.625%	6/6/25	15,975	15,808
[3]	Federal Home Loan Banks	4.000%	8/28/25	275	268
	Federal Home Loan Banks	0.375%	9/4/25	14,900	13,621
	Federal Home Loan Banks	4.375%	6/12/26	7,125	7,012
	Federal Home Loan Banks	1.250%	12/21/26	41,430	36,971
	Federal Home Loan Banks	4.250%	12/10/27	1,760	1,725
	Federal Home Loan Banks	4.000%	6/30/28	17,875	17,337
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	10,355	9,836
[3,4]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	44,750	41,072
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	59,260	54,041
[4]	Federal National Mortgage Assn.	1.625%	10/15/24	50	48
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	54,700	52,202
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	35,700	33,244
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	25,240	23,305
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	45,300	41,414
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	45,575	41,457
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	33,500	31,228
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	37,030	33,947
[3]	Private Export Funding Corp.	1.750%	11/15/24	2,130	2,034
	Tennessee Valley Authority	0.750%	5/15/25	7,050	6,551
[3]	Tennessee Valley Authority	6.750%	11/1/25	6,830	7,029
[3]	Tennessee Valley Authority	2.875%	2/1/27	12,000	11,261
	Tennessee Valley Authority	3.875%	3/15/28	10,675	10,296
					796,570
Total U.S. Government and Agency Obligations (Cost $41,345,226)					39,262,507
Corporate Bonds (26.7%)
Communications (1.4%)
	Activision Blizzard Inc.	3.400%	9/15/26	8,992	8,522
	Alphabet Inc.	0.450%	8/15/25	10,155	9,300
	Alphabet Inc.	1.998%	8/15/26	13,737	12,635
	Alphabet Inc.	0.800%	8/15/27	6,223	5,332
	AT&T Inc.	5.539%	2/20/26	10,000	9,928
	AT&T Inc.	1.700%	3/25/26	18,290	16,594
	AT&T Inc.	3.800%	2/15/27	7,268	6,828
	AT&T Inc.	4.250%	3/1/27	13,781	13,140
	AT&T Inc.	2.300%	6/1/27	18,740	16,595
	AT&T Inc.	1.650%	2/1/28	16,843	14,218
[3]	AT&T Inc.	4.100%	2/15/28	8,275	7,726
	Baidu Inc.	3.075%	4/7/25	5,392	5,222
	Baidu Inc.	4.125%	6/30/25	3,920	3,800
	Baidu Inc.	1.720%	4/9/26	3,232	2,922
	Baidu Inc.	1.625%	2/23/27	2,570	2,247
	Baidu Inc.	3.625%	7/6/27	5,460	5,071
	Baidu Inc.	4.375%	3/29/28	3,300	3,124
	Booking Holdings Inc.	3.650%	3/15/25	8,304	8,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Booking Holdings Inc.	3.600%	6/1/26	11,212	10,690
	Booking Holdings Inc.	3.550%	3/15/28	3,790	3,523
	Charter Communications Operating LLC	4.908%	7/23/25	29,757	29,080
	Charter Communications Operating LLC	3.750%	2/15/28	14,180	12,781
	Comcast Corp.	3.375%	8/15/25	4,699	4,518
	Comcast Corp.	3.950%	10/15/25	25,360	24,604
	Comcast Corp.	3.150%	3/1/26	15,759	14,963
	Comcast Corp.	2.350%	1/15/27	13,914	12,608
	Comcast Corp.	3.300%	2/1/27	10,751	10,041
	Comcast Corp.	3.300%	4/1/27	5,599	5,215
	Comcast Corp.	3.150%	2/15/28	13,785	12,590
	Comcast Corp.	3.550%	5/1/28	7,189	6,671
	Discovery Communications LLC	3.900%	11/15/24	5,349	5,193
	Discovery Communications LLC	3.450%	3/15/25	3,952	3,798
	Discovery Communications LLC	3.950%	6/15/25	4,705	4,532
	Discovery Communications LLC	4.900%	3/11/26	8,733	8,510
	Discovery Communications LLC	3.950%	3/20/28	11,500	10,476
	Electronic Arts Inc.	4.800%	3/1/26	2,775	2,724
	Expedia Group Inc.	5.000%	2/15/26	8,968	8,786
	Expedia Group Inc.	4.625%	8/1/27	6,467	6,167
	FactSet Research Systems Inc.	2.900%	3/1/27	2,600	2,368
	Fox Corp.	3.050%	4/7/25	5,738	5,502
	Meta Platforms Inc.	3.500%	8/15/27	19,570	18,453
	Meta Platforms Inc.	4.600%	5/15/28	10,705	10,465
	Netflix Inc.	4.375%	11/15/26	7,141	6,885
	Netflix Inc.	4.875%	4/15/28	13,563	13,146
	Netflix Inc.	5.875%	11/15/28	3,308	3,338
	Omnicom Group Inc.	3.650%	11/1/24	6,280	6,124
	Omnicom Group Inc.	3.600%	4/15/26	9,935	9,435
	Paramount Global	4.750%	5/15/25	3,675	3,579
	Paramount Global	4.000%	1/15/26	9,695	9,177
	Paramount Global	2.900%	1/15/27	4,935	4,369
	Paramount Global	3.700%	6/1/28	3,550	3,100
	Rogers Communications Inc.	2.950%	3/15/25	2,895	2,761
	Rogers Communications Inc.	3.625%	12/15/25	5,346	5,062
	Rogers Communications Inc.	2.900%	11/15/26	3,692	3,369
	Rogers Communications Inc.	3.200%	3/15/27	4,780	4,371
	Sprint Capital Corp.	6.875%	11/15/28	4,998	5,161
	Sprint LLC	7.625%	2/15/25	8,127	8,255
	Take-Two Interactive Software Inc.	3.550%	4/14/25	5,275	5,087
	Take-Two Interactive Software Inc.	5.000%	3/28/26	5,025	4,929
	Take-Two Interactive Software Inc.	3.700%	4/14/27	2,998	2,807
	Take-Two Interactive Software Inc.	4.950%	3/28/28	3,500	3,380
	TCI Communications Inc.	7.875%	2/15/26	3,960	4,149
	Telefonica Emisiones SA	4.103%	3/8/27	5,351	5,041
	TELUS Corp.	2.800%	2/16/27	5,480	5,019
	Thomson Reuters Corp.	3.350%	5/15/26	2,835	2,678
	T-Mobile USA Inc.	3.500%	4/15/25	17,866	17,235
	T-Mobile USA Inc.	1.500%	2/15/26	10,710	9,706
	T-Mobile USA Inc.	2.250%	2/15/26	947	872
	T-Mobile USA Inc.	2.625%	4/15/26	12,142	11,227
	T-Mobile USA Inc.	3.750%	4/15/27	31,717	29,618
	T-Mobile USA Inc.	5.375%	4/15/27	3,011	2,962
	T-Mobile USA Inc.	4.750%	2/1/28	9,496	9,105
	T-Mobile USA Inc.	2.050%	2/15/28	18,640	16,042
	T-Mobile USA Inc.	4.950%	3/15/28	4,240	4,114
	T-Mobile USA Inc.	4.800%	7/15/28	5,090	4,887
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	7,933	7,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	6,201	5,860
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	7,652	6,949
	Verizon Communications Inc.	3.376%	2/15/25	10,310	9,976
	Verizon Communications Inc.	0.850%	11/20/25	13,476	12,191
	Verizon Communications Inc.	1.450%	3/20/26	11,200	10,108
	Verizon Communications Inc.	2.625%	8/15/26	11,249	10,390
	Verizon Communications Inc.	4.125%	3/16/27	21,486	20,444
	Verizon Communications Inc.	3.000%	3/22/27	7,247	6,643
	Verizon Communications Inc.	2.100%	3/22/28	20,875	17,939
	Verizon Communications Inc.	4.329%	9/21/28	26,949	25,306
	Vodafone Group plc	4.125%	5/30/25	11,484	11,196
	Vodafone Group plc	4.375%	5/30/28	4,527	4,369
	Walt Disney Co.	3.350%	3/24/25	15,660	15,151
	Walt Disney Co.	3.700%	10/15/25	4,163	4,021
	Walt Disney Co.	1.750%	1/13/26	4,718	4,344
	Walt Disney Co.	3.375%	11/15/26	5,852	5,515
	Walt Disney Co.	2.200%	1/13/28	6,000	5,310
	Warnermedia Holdings Inc.	3.638%	3/15/25	16,305	15,720
	Warnermedia Holdings Inc.	3.788%	3/15/25	5,565	5,374
	Warnermedia Holdings Inc.	3.755%	3/15/27	26,832	24,768
					841,684
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	16,932	16,493
	Alibaba Group Holding Ltd.	3.400%	12/6/27	16,625	15,272
	Amazon.com Inc.	4.700%	11/29/24	10,050	9,957
	Amazon.com Inc.	3.800%	12/5/24	2,682	2,629
	Amazon.com Inc.	0.800%	6/3/25	11,031	10,227
	Amazon.com Inc.	4.600%	12/1/25	11,202	11,050
	Amazon.com Inc.	5.200%	12/3/25	3,979	3,977
	Amazon.com Inc.	1.000%	5/12/26	4,785	4,301
	Amazon.com Inc.	3.300%	4/13/27	35,949	33,818
	Amazon.com Inc.	3.150%	8/22/27	13,828	12,854
	Amazon.com Inc.	4.550%	12/1/27	15,000	14,685
	Amazon.com Inc.	1.650%	5/12/28	12,735	10,956
[3]	American Honda Finance Corp.	1.200%	7/8/25	4,820	4,464
[3]	American Honda Finance Corp.	1.000%	9/10/25	5,223	4,784
[3]	American Honda Finance Corp.	5.250%	7/7/26	7,865	7,816
[3]	American Honda Finance Corp.	2.300%	9/9/26	3,756	3,435
[3]	American Honda Finance Corp.	2.350%	1/8/27	1,404	1,274
[3]	American Honda Finance Corp.	2.000%	3/24/28	6,275	5,424
[3]	American Honda Finance Corp.	5.125%	7/7/28	7,000	6,892
	Aptiv plc	2.396%	2/18/25	4,326	4,115
	AutoNation Inc.	3.500%	11/15/24	3,461	3,341
	AutoNation Inc.	4.500%	10/1/25	3,229	3,115
	AutoNation Inc.	3.800%	11/15/27	3,630	3,259
	AutoZone Inc.	3.250%	4/15/25	880	847
	AutoZone Inc.	3.625%	4/15/25	5,501	5,319
	AutoZone Inc.	3.125%	4/21/26	4,662	4,374
	AutoZone Inc.	5.050%	7/15/26	4,000	3,942
	AutoZone Inc.	3.750%	6/1/27	5,884	5,533
	AutoZone Inc.	4.500%	2/1/28	4,125	3,952
	BorgWarner Inc.	2.650%	7/1/27	8,545	7,636
	Darden Restaurants Inc.	3.850%	5/1/27	4,330	4,049
	DR Horton Inc.	2.500%	10/15/24	4,910	4,735
	DR Horton Inc.	2.600%	10/15/25	5,700	5,326
	DR Horton Inc.	1.400%	10/15/27	2,000	1,695
	eBay Inc.	1.900%	3/11/25	6,650	6,285
	eBay Inc.	5.900%	11/22/25	5,040	5,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	eBay Inc.	1.400%	5/10/26	4,980	4,459
	eBay Inc.	3.600%	6/5/27	4,907	4,565
	eBay Inc.	5.950%	11/22/27	4,590	4,632
	Fortune Brands Innovations Inc.	4.000%	6/15/25	4,517	4,355
	General Motors Co.	4.000%	4/1/25	4,857	4,699
	General Motors Co.	6.125%	10/1/25	19,859	19,819
	General Motors Co.	6.800%	10/1/27	8,325	8,491
	General Motors Financial Co. Inc.	1.200%	10/15/24	1,158	1,101
	General Motors Financial Co. Inc.	3.500%	11/7/24	8,539	8,288
	General Motors Financial Co. Inc.	4.000%	1/15/25	9,900	9,611
	General Motors Financial Co. Inc.	2.900%	2/26/25	15,415	14,706
	General Motors Financial Co. Inc.	3.800%	4/7/25	5,988	5,771
	General Motors Financial Co. Inc.	4.350%	4/9/25	4,257	4,138
	General Motors Financial Co. Inc.	2.750%	6/20/25	4,990	4,700
	General Motors Financial Co. Inc.	4.300%	7/13/25	4,816	4,647
	General Motors Financial Co. Inc.	1.250%	1/8/26	9,423	8,422
	General Motors Financial Co. Inc.	5.250%	3/1/26	14,115	13,788
	General Motors Financial Co. Inc.	5.400%	4/6/26	7,475	7,317
	General Motors Financial Co. Inc.	1.500%	6/10/26	9,705	8,579
	General Motors Financial Co. Inc.	4.000%	10/6/26	11,528	10,795
	General Motors Financial Co. Inc.	4.350%	1/17/27	13,046	12,271
	General Motors Financial Co. Inc.	2.350%	2/26/27	4,860	4,283
	General Motors Financial Co. Inc.	5.000%	4/9/27	14,873	14,272
	General Motors Financial Co. Inc.	2.700%	8/20/27	5,635	4,942
	General Motors Financial Co. Inc.	6.000%	1/9/28	12,825	12,658
	General Motors Financial Co. Inc.	5.800%	6/23/28	16,570	16,177
	Genuine Parts Co.	1.750%	2/1/25	1,923	1,812
[5]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	200	190
	Harley-Davidson Inc.	3.500%	7/28/25	4,049	3,863
	Hasbro Inc.	3.000%	11/19/24	4,038	3,899
	Hasbro Inc.	3.550%	11/19/26	9,353	8,701
	Home Depot Inc.	2.700%	4/15/25	3,150	3,025
	Home Depot Inc.	3.350%	9/15/25	10,642	10,232
	Home Depot Inc.	4.000%	9/15/25	1,750	1,708
	Home Depot Inc.	3.000%	4/1/26	8,462	8,017
	Home Depot Inc.	2.125%	9/15/26	7,020	6,439
	Home Depot Inc.	2.500%	4/15/27	4,809	4,383
	Home Depot Inc.	2.875%	4/15/27	9,270	8,577
	Home Depot Inc.	2.800%	9/14/27	4,856	4,448
	Home Depot Inc.	1.500%	9/15/28	6,500	5,461
	Honda Motor Co. Ltd.	2.271%	3/10/25	8,590	8,191
	Honda Motor Co. Ltd.	2.534%	3/10/27	17,628	16,016
	Hyatt Hotels Corp.	1.800%	10/1/24	2,850	2,734
	Hyatt Hotels Corp.	5.375%	4/23/25	4,416	4,366
	Hyatt Hotels Corp.	4.850%	3/15/26	4,462	4,356
	Hyatt Hotels Corp.	5.750%	1/30/27	2,000	1,988
	JD.com Inc.	3.875%	4/29/26	4,439	4,238
	Leggett & Platt Inc.	3.800%	11/15/24	1,133	1,102
	Leggett & Platt Inc.	3.500%	11/15/27	3,638	3,309
	Leland Stanford Junior University	1.289%	6/1/27	3,271	2,857
	Lennar Corp.	4.750%	5/30/25	5,917	5,786
	Lennar Corp.	5.250%	6/1/26	1,457	1,435
	Lennar Corp.	4.750%	11/29/27	5,230	5,034
	Lowe's Cos. Inc.	4.000%	4/15/25	5,164	5,034
	Lowe's Cos. Inc.	4.400%	9/8/25	4,415	4,316
	Lowe's Cos. Inc.	3.375%	9/15/25	9,328	8,923
	Lowe's Cos. Inc.	2.500%	4/15/26	8,738	8,116
	Lowe's Cos. Inc.	3.350%	4/1/27	9,536	8,870

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	3.100%	5/3/27	13,617	12,540
	Lowe's Cos. Inc.	1.300%	4/15/28	4,788	3,984
	Lowe's Cos. Inc.	1.700%	9/15/28	6,500	5,424
	Magna International Inc.	4.150%	10/1/25	2,186	2,119
	Marriott International Inc.	3.750%	3/15/25	2,813	2,724
[3]	Marriott International Inc.	5.750%	5/1/25	2,408	2,403
	Marriott International Inc.	3.750%	10/1/25	5,037	4,837
[3]	Marriott International Inc.	3.125%	6/15/26	4,014	3,753
	Marriott International Inc.	5.000%	10/15/27	5,205	5,065
[3]	Marriott International Inc.	4.000%	4/15/28	4,820	4,464
[3]	McDonald's Corp.	3.375%	5/26/25	5,340	5,155
[3]	McDonald's Corp.	3.300%	7/1/25	9,953	9,584
[3]	McDonald's Corp.	1.450%	9/1/25	6,836	6,326
[3]	McDonald's Corp.	3.700%	1/30/26	7,766	7,468
[3]	McDonald's Corp.	3.500%	3/1/27	10,976	10,323
[3]	McDonald's Corp.	3.800%	4/1/28	7,475	7,022
	McDonald's Corp.	4.800%	8/14/28	9,000	8,797
	Mohawk Industries Inc.	5.850%	9/18/28	3,000	2,978
	NIKE Inc.	2.400%	3/27/25	5,194	4,968
	NIKE Inc.	2.750%	3/27/27	5,452	5,031
	O'Reilly Automotive Inc.	3.550%	3/15/26	3,505	3,335
	O'Reilly Automotive Inc.	3.600%	9/1/27	2,320	2,166
	Owens Corning	4.200%	12/1/24	3,643	3,566
	Owens Corning	3.400%	8/15/26	3,141	2,940
	PulteGroup Inc.	5.500%	3/1/26	4,979	4,941
	PulteGroup Inc.	5.000%	1/15/27	2,240	2,189
	PVH Corp.	4.625%	7/10/25	4,335	4,184
	Ralph Lauren Corp.	3.750%	9/15/25	3,506	3,376
	Ross Stores Inc.	4.600%	4/15/25	5,304	5,197
	Ross Stores Inc.	0.875%	4/15/26	7,830	6,938
	Sands China Ltd.	5.375%	8/8/25	11,825	11,452
	Sands China Ltd.	4.300%	1/8/26	5,275	4,934
	Sands China Ltd.	2.550%	3/8/27	4,625	4,002
	Sands China Ltd.	5.650%	8/8/28	12,176	11,451
	Snap-on Inc.	3.250%	3/1/27	1,956	1,828
	Stanley Black & Decker Inc.	3.400%	3/1/26	5,725	5,412
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	4,238	3,522
	Starbucks Corp.	3.800%	8/15/25	5,244	5,075
	Starbucks Corp.	4.750%	2/15/26	5,080	5,004
	Starbucks Corp.	2.450%	6/15/26	187	173
	Starbucks Corp.	2.000%	3/12/27	2,805	2,499
	TJX Cos. Inc.	2.250%	9/15/26	7,286	6,695
	Toll Brothers Finance Corp.	4.875%	11/15/25	3,846	3,746
	Toll Brothers Finance Corp.	4.350%	2/15/28	4,190	3,888
	Toyota Motor Corp.	1.339%	3/25/26	10,199	9,253
	Toyota Motor Corp.	5.275%	7/13/26	3,500	3,491
	Toyota Motor Corp.	5.118%	7/13/28	6,000	5,968
	Toyota Motor Credit Corp.	4.800%	1/10/25	5,025	4,979
[3]	Toyota Motor Credit Corp.	1.450%	1/13/25	8,300	7,878
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	21,436	20,371
[3]	Toyota Motor Credit Corp.	3.000%	4/1/25	13,967	13,453
	Toyota Motor Credit Corp.	3.950%	6/30/25	5,744	5,592
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	5,995	5,458
	Toyota Motor Credit Corp.	5.400%	11/10/25	5,967	5,958
[3]	Toyota Motor Credit Corp.	0.800%	1/9/26	6,169	5,565
	Toyota Motor Credit Corp.	4.450%	5/18/26	5,865	5,735
[3]	Toyota Motor Credit Corp.	1.125%	6/18/26	9,911	8,849
[3]	Toyota Motor Credit Corp.	5.000%	8/14/26	3,500	3,464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Toyota Motor Credit Corp.	1.900%	1/13/27	1,180	1,058
[3]	Toyota Motor Credit Corp.	3.050%	3/22/27	7,575	7,022
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,210	4,460
[3]	Toyota Motor Credit Corp.	4.550%	9/20/27	5,624	5,467
	Toyota Motor Credit Corp.	5.450%	11/10/27	4,895	4,909
	Toyota Motor Credit Corp.	4.625%	1/12/28	4,960	4,842
[3]	Toyota Motor Credit Corp.	1.900%	4/6/28	6,500	5,640
[3]	Toyota Motor Credit Corp.	5.250%	9/11/28	5,000	4,971
	VF Corp.	2.400%	4/23/25	3,911	3,685
	VF Corp.	2.800%	4/23/27	3,780	3,356
	Whirlpool Corp.	3.700%	5/1/25	1,640	1,584
[3]	Yale University	0.873%	4/15/25	4,366	4,077
					1,018,353
Consumer Staples (1.5%)
	Altria Group Inc.	2.350%	5/6/25	5,312	5,023
	Altria Group Inc.	4.400%	2/14/26	10,862	10,545
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	21,971	21,112
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	19,536	18,469
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	4,975	4,824
	Archer-Daniels-Midland Co.	2.500%	8/11/26	3,271	3,040
	Avery Dennison Corp.	4.875%	12/6/28	8,388	8,086
	BAT Capital Corp.	2.789%	9/6/24	12,595	12,226
	BAT Capital Corp.	3.215%	9/6/26	3,926	3,641
	BAT Capital Corp.	4.700%	4/2/27	1,609	1,539
	BAT Capital Corp.	3.557%	8/15/27	6,750	6,165
	BAT Capital Corp.	2.259%	3/25/28	5,565	4,705
	BAT International Finance plc	1.668%	3/25/26	14,552	13,104
	BAT International Finance plc	4.448%	3/16/28	7,505	6,988
	BAT International Finance plc	5.931%	2/2/29	7,500	7,359
	Brown-Forman Corp.	3.500%	4/15/25	2,565	2,483
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	4,108	3,797
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	4,809	4,496
	Campbell Soup Co.	3.950%	3/15/25	5,360	5,206
	Campbell Soup Co.	3.300%	3/19/25	3,890	3,742
	Campbell Soup Co.	4.150%	3/15/28	7,500	7,042
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,095	2,868
	Clorox Co.	3.100%	10/1/27	2,109	1,927
	Clorox Co.	4.400%	5/1/29	4,975	4,709
	Coca-Cola Co.	3.375%	3/25/27	12,616	11,942
	Coca-Cola Co.	1.450%	6/1/27	7,406	6,542
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,095	2,982
	Colgate-Palmolive Co.	4.800%	3/2/26	5,270	5,240
	Colgate-Palmolive Co.	3.100%	8/15/27	7,525	7,040
	Colgate-Palmolive Co.	4.600%	3/1/28	5,230	5,174
	Conagra Brands Inc.	4.600%	11/1/25	8,713	8,473
	Constellation Brands Inc.	4.750%	11/15/24	8,350	8,240
	Constellation Brands Inc.	4.400%	11/15/25	5,445	5,296
	Constellation Brands Inc.	4.750%	12/1/25	4,267	4,176
	Constellation Brands Inc.	5.000%	2/2/26	3,000	2,947
	Constellation Brands Inc.	3.700%	12/6/26	6,423	6,059
	Constellation Brands Inc.	4.350%	5/9/27	4,428	4,231
	Constellation Brands Inc.	3.600%	2/15/28	5,757	5,290
	Constellation Brands Inc.	4.650%	11/15/28	4,975	4,740
	Costco Wholesale Corp.	3.000%	5/18/27	6,985	6,504
	Costco Wholesale Corp.	1.375%	6/20/27	13,810	12,064
	Diageo Capital plc	2.125%	10/24/24	7,212	6,947
	Diageo Capital plc	1.375%	9/29/25	5,209	4,808
	Diageo Capital plc	5.300%	10/24/27	9,925	9,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diageo Capital plc	3.875%	5/18/28	938	888
	Diageo Capital plc	2.375%	10/24/29	4,975	4,210
	Dollar General Corp.	4.150%	11/1/25	5,804	5,596
	Dollar General Corp.	3.875%	4/15/27	5,009	4,685
	Dollar General Corp.	4.625%	11/1/27	2,850	2,725
	Dollar General Corp.	4.125%	5/1/28	3,919	3,651
	Dollar General Corp.	5.200%	7/5/28	1,975	1,912
	Dollar Tree Inc.	4.000%	5/15/25	7,904	7,649
	Dollar Tree Inc.	4.200%	5/15/28	9,000	8,371
	Estee Lauder Cos. Inc.	2.000%	12/1/24	1,721	1,652
	Estee Lauder Cos. Inc.	3.150%	3/15/27	3,620	3,379
	Estee Lauder Cos. Inc.	4.375%	5/15/28	4,245	4,081
	General Mills Inc.	4.000%	4/17/25	3,421	3,325
	General Mills Inc.	3.200%	2/10/27	7,500	6,959
	General Mills Inc.	4.200%	4/17/28	7,477	7,045
	Haleon UK Capital plc	3.125%	3/24/25	5,838	5,604
	Haleon US Capital LLC	3.375%	3/24/27	15,414	14,305
	Haleon US Capital LLC	3.375%	3/24/29	6,344	5,692
	Hershey Co.	2.050%	11/15/24	3,457	3,328
	Hershey Co.	0.900%	6/1/25	4,320	4,006
	Hershey Co.	3.200%	8/21/25	697	671
	Hershey Co.	2.300%	8/15/26	3,825	3,550
	Hershey Co.	4.250%	5/4/28	1,975	1,909
	Hormel Foods Corp.	1.700%	6/3/28	4,595	3,928
	Ingredion Inc.	3.200%	10/1/26	4,227	3,955
	J M Smucker Co.	3.500%	3/15/25	10,630	10,285
	J M Smucker Co.	3.375%	12/15/27	3,475	3,188
	JBS USA LUX SA	2.500%	1/15/27	4,640	4,097
	Kellogg Co.	3.250%	4/1/26	3,681	3,482
[5]	Kenvue Inc.	5.500%	3/22/25	3,549	3,541
[5]	Kenvue Inc.	5.350%	3/22/26	4,010	3,998
[5]	Kenvue Inc.	5.050%	3/22/28	9,000	8,880
	Keurig Dr Pepper Inc.	4.417%	5/25/25	3,121	3,053
	Keurig Dr Pepper Inc.	3.400%	11/15/25	2,444	2,329
	Keurig Dr Pepper Inc.	2.550%	9/15/26	914	839
	Keurig Dr Pepper Inc.	3.430%	6/15/27	4,872	4,520
	Keurig Dr Pepper Inc.	4.597%	5/25/28	13,275	12,758
	Kimberly-Clark Corp.	3.050%	8/15/25	2,065	1,979
	Kimberly-Clark Corp.	2.750%	2/15/26	2,946	2,782
	Kraft Heinz Foods Co.	3.000%	6/1/26	9,560	8,955
	Kraft Heinz Foods Co.	3.875%	5/15/27	19,754	18,611
	Kroger Co.	3.500%	2/1/26	1,977	1,881
	Kroger Co.	2.650%	10/15/26	5,364	4,916
	Kroger Co.	3.700%	8/1/27	2,604	2,430
	McCormick & Co. Inc.	0.900%	2/15/26	4,563	4,083
	McCormick & Co. Inc.	3.400%	8/15/27	4,975	4,589
	Mead Johnson Nutrition Co.	4.125%	11/15/25	10,947	10,604
	Molson Coors Beverage Co.	3.000%	7/15/26	13,344	12,404
	Mondelez International Inc.	1.500%	5/4/25	4,880	4,564
	Mondelez International Inc.	2.625%	3/17/27	9,280	8,445
	PepsiCo Inc.	2.250%	3/19/25	10,037	9,587
	PepsiCo Inc.	2.750%	4/30/25	9,403	9,020
	PepsiCo Inc.	3.500%	7/17/25	7,863	7,613
	PepsiCo Inc.	2.850%	2/24/26	5,241	4,962
	PepsiCo Inc.	2.375%	10/6/26	6,056	5,620
	PepsiCo Inc.	2.625%	3/19/27	9,376	8,635
	PepsiCo Inc.	3.000%	10/15/27	11,800	10,938
	PepsiCo Inc.	3.600%	2/18/28	565	534

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	4.450%	5/15/28	4,080	4,001
	Philip Morris International Inc.	3.250%	11/10/24	4,908	4,771
	Philip Morris International Inc.	5.125%	11/15/24	7,477	7,423
	Philip Morris International Inc.	1.500%	5/1/25	8,787	8,224
	Philip Morris International Inc.	3.375%	8/11/25	6,365	6,107
	Philip Morris International Inc.	5.000%	11/17/25	6,539	6,460
	Philip Morris International Inc.	4.875%	2/13/26	3,000	2,949
	Philip Morris International Inc.	2.750%	2/25/26	8,140	7,630
	Philip Morris International Inc.	0.875%	5/1/26	2,821	2,511
	Philip Morris International Inc.	5.125%	11/17/27	15,235	14,923
	Philip Morris International Inc.	4.875%	2/15/28	19,515	18,902
	Procter & Gamble Co.	0.550%	10/29/25	4,764	4,329
	Procter & Gamble Co.	2.700%	2/2/26	2,516	2,381
	Procter & Gamble Co.	2.450%	11/3/26	3,550	3,292
	Procter & Gamble Co.	2.800%	3/25/27	11,559	10,710
	Procter & Gamble Co.	2.850%	8/11/27	4,575	4,229
	Procter & Gamble Co.	3.950%	1/26/28	4,755	4,596
	Reynolds American Inc.	4.450%	6/12/25	16,797	16,319
	Sysco Corp.	3.750%	10/1/25	8,411	8,079
	Sysco Corp.	3.300%	7/15/26	3,611	3,392
	Target Corp.	2.250%	4/15/25	10,173	9,691
	Target Corp.	2.500%	4/15/26	6,637	6,240
	Target Corp.	1.950%	1/15/27	6,835	6,171
	Tyson Foods Inc.	4.000%	3/1/26	10,865	10,429
	Unilever Capital Corp.	3.375%	3/22/25	3,008	2,917
	Unilever Capital Corp.	3.100%	7/30/25	4,940	4,745
	Unilever Capital Corp.	2.000%	7/28/26	6,372	5,836
	Unilever Capital Corp.	3.500%	3/22/28	4,975	4,630
	Unilever Capital Corp.	4.875%	9/8/28	8,475	8,344
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	4,860	4,730
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	11,362	10,533
	Walmart Inc.	2.650%	12/15/24	8,736	8,464
	Walmart Inc.	3.550%	6/26/25	6,893	6,685
	Walmart Inc.	3.900%	9/9/25	7,490	7,300
	Walmart Inc.	4.000%	4/15/26	1,500	1,460
	Walmart Inc.	3.050%	7/8/26	3,779	3,582
	Walmart Inc.	1.050%	9/17/26	6,860	6,110
	Walmart Inc.	3.950%	9/9/27	7,230	6,962
	Walmart Inc.	3.900%	4/15/28	5,370	5,130
	Walmart Inc.	3.700%	6/26/28	10,600	10,026
	Walmart Inc.	1.500%	9/22/28	8,500	7,202
					887,304
Energy (1.4%)
	Baker Hughes Holdings LLC	2.061%	12/15/26	1,260	1,130
	Baker Hughes Holdings LLC	3.337%	12/15/27	9,169	8,373
	Boardwalk Pipelines LP	4.950%	12/15/24	3,528	3,471
	Boardwalk Pipelines LP	5.950%	6/1/26	7,480	7,437
	Boardwalk Pipelines LP	4.450%	7/15/27	641	603
	BP Capital Markets America Inc.	3.796%	9/21/25	9,907	9,600
	BP Capital Markets America Inc.	3.410%	2/11/26	6,677	6,378
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	11,549	10,911
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	9,174	8,511
	BP Capital Markets America Inc.	3.543%	4/6/27	5,874	5,533
[3]	BP Capital Markets America Inc.	3.588%	4/14/27	6,013	5,661
	BP Capital Markets America Inc.	3.937%	9/21/28	6,488	6,073
	BP Capital Markets plc	3.279%	9/19/27	2,532	2,350
	BP Capital Markets plc	3.723%	11/28/28	2,423	2,236
	Canadian Natural Resources Ltd.	3.900%	2/1/25	5,189	5,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Natural Resources Ltd.	2.050%	7/15/25	5,196	4,846
	Canadian Natural Resources Ltd.	3.850%	6/1/27	9,580	8,924
	Cenovus Energy Inc.	4.250%	4/15/27	4,397	4,154
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	11,061	10,976
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	10,867	10,555
	Chevron Corp.	1.554%	5/11/25	23,750	22,345
	Chevron Corp.	3.326%	11/17/25	6,742	6,477
	Chevron Corp.	2.954%	5/16/26	4,647	4,391
	Chevron Corp.	1.995%	5/11/27	5,323	4,769
	Chevron USA Inc.	3.900%	11/15/24	5,430	5,336
	Chevron USA Inc.	0.687%	8/12/25	5,303	4,868
	Chevron USA Inc.	1.018%	8/12/27	2,185	1,875
	Chevron USA Inc.	3.850%	1/15/28	3,096	2,941
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	10,100	9,752
	Columbia Pipeline Group Inc.	4.500%	6/1/25	3,391	3,297
	ConocoPhillips Co.	2.400%	3/7/25	974	931
	ConocoPhillips Co.	3.350%	5/15/25	638	613
	Continental Resources Inc.	4.375%	1/15/28	7,622	7,062
	Coterra Energy Inc.	3.900%	5/15/27	6,837	6,419
	DCP Midstream Operating LP	5.375%	7/15/25	2,768	2,730
	DCP Midstream Operating LP	5.625%	7/15/27	3,710	3,659
	Devon Energy Corp.	5.850%	12/15/25	2,732	2,715
	Diamondback Energy Inc.	3.250%	12/1/26	4,560	4,259
	Enbridge Energy Partners LP	5.875%	10/15/25	4,249	4,247
	Enbridge Inc.	2.500%	1/15/25	4,390	4,193
	Enbridge Inc.	2.500%	2/14/25	2,910	2,773
	Enbridge Inc.	1.600%	10/4/26	989	879
	Enbridge Inc.	4.250%	12/1/26	5,925	5,651
	Enbridge Inc.	3.700%	7/15/27	4,883	4,538
	Energy Transfer LP	4.050%	3/15/25	5,874	5,710
	Energy Transfer LP	2.900%	5/15/25	11,890	11,293
	Energy Transfer LP	5.950%	12/1/25	3,653	3,638
	Energy Transfer LP	4.750%	1/15/26	8,180	7,959
	Energy Transfer LP	3.900%	7/15/26	4,936	4,670
	Energy Transfer LP	4.400%	3/15/27	7,068	6,700
	Energy Transfer LP	4.200%	4/15/27	6,320	5,951
[3]	Energy Transfer LP	5.500%	6/1/27	6,097	5,994
	Energy Transfer LP	4.000%	10/1/27	1,500	1,392
	Energy Transfer LP	5.550%	2/15/28	7,985	7,848
	Energy Transfer LP	4.950%	5/15/28	6,090	5,824
	Energy Transfer LP	4.950%	6/15/28	4,134	3,949
	Enterprise Products Operating LLC	3.750%	2/15/25	12,033	11,689
	Enterprise Products Operating LLC	5.050%	1/10/26	1,275	1,260
	Enterprise Products Operating LLC	3.700%	2/15/26	898	860
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	6,195	5,467
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	4,108	3,418
	EOG Resources Inc.	3.150%	4/1/25	4,974	4,793
	EOG Resources Inc.	4.150%	1/15/26	5,697	5,531
	EQT Corp.	6.125%	2/1/25	4,822	4,807
[5]	EQT Corp.	3.125%	5/15/26	3,200	2,965
	EQT Corp.	3.900%	10/1/27	4,779	4,422
	EQT Corp.	5.700%	4/1/28	3,300	3,235
	Exxon Mobil Corp.	2.709%	3/6/25	12,540	12,074
	Exxon Mobil Corp.	2.992%	3/19/25	19,720	19,044
	Exxon Mobil Corp.	3.043%	3/1/26	19,697	18,677
	Exxon Mobil Corp.	3.294%	3/19/27	3,410	3,219
	Halliburton Co.	3.800%	11/15/25	3,704	3,581
	Hess Corp.	4.300%	4/1/27	5,764	5,475

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HF Sinclair Corp.	5.875%	4/1/26	8,132	8,104
Kinder Morgan Inc.	4.300%	6/1/25	5,543	5,397
Kinder Morgan Inc.	1.750%	11/15/26	2,844	2,530
Kinder Morgan Inc.	4.300%	3/1/28	6,213	5,842
Magellan Midstream Partners LP	5.000%	3/1/26	3,740	3,670
Marathon Oil Corp.	4.400%	7/15/27	7,322	6,885
Marathon Petroleum Corp.	4.700%	5/1/25	17,404	17,045
Marathon Petroleum Corp.	5.125%	12/15/26	4,835	4,757
Marathon Petroleum Corp.	3.800%	4/1/28	3,865	3,553
MPLX LP	4.875%	12/1/24	9,825	9,686
MPLX LP	4.000%	2/15/25	4,434	4,309
MPLX LP	4.875%	6/1/25	5,450	5,344
MPLX LP	1.750%	3/1/26	4,934	4,474
MPLX LP	4.125%	3/1/27	9,676	9,150
MPLX LP	4.250%	12/1/27	979	918
MPLX LP	4.000%	3/15/28	8,275	7,643
Northwest Pipeline LLC	4.000%	4/1/27	246	232
Occidental Petroleum Corp.	5.875%	9/1/25	4,308	4,288
Occidental Petroleum Corp.	5.500%	12/1/25	3,300	3,256
Occidental Petroleum Corp.	5.550%	3/15/26	6,050	5,975
Occidental Petroleum Corp.	8.500%	7/15/27	3,475	3,721
Occidental Petroleum Corp.	6.375%	9/1/28	3,700	3,728
ONEOK Inc.	5.850%	1/15/26	4,068	4,069
ONEOK Inc.	5.550%	11/1/26	1,565	1,555
ONEOK Inc.	4.000%	7/13/27	3,085	2,886
ONEOK Inc.	4.550%	7/15/28	5,300	4,989
ONEOK Partners LP	4.900%	3/15/25	8,420	8,270
Ovintiv Inc.	5.375%	1/1/26	5,542	5,462
Ovintiv Inc.	5.650%	5/15/28	5,160	5,047
Patterson-UTI Energy Inc.	3.950%	2/1/28	3,200	2,870
Phillips 66	3.850%	4/9/25	11,340	11,018
Phillips 66	1.300%	2/15/26	405	366
Phillips 66	3.900%	3/15/28	1,637	1,530
Phillips 66 Co.	2.450%	12/15/24	3,280	3,146
Phillips 66 Co.	3.605%	2/15/25	2,675	2,592
Phillips 66 Co.	3.550%	10/1/26	4,151	3,909
Phillips 66 Co.	4.950%	12/1/27	5,000	4,892
Pioneer Natural Resources Co.	1.125%	1/15/26	7,913	7,146
Plains All American Pipeline LP	3.600%	11/1/24	6,039	5,873
Plains All American Pipeline LP	4.650%	10/15/25	8,801	8,543
Plains All American Pipeline LP	4.500%	12/15/26	6,215	5,939
Sabine Pass Liquefaction LLC	5.625%	3/1/25	16,577	16,469
Sabine Pass Liquefaction LLC	5.875%	6/30/26	10,183	10,163
Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,827	11,472
Sabine Pass Liquefaction LLC	4.200%	3/15/28	10,194	9,502
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,461	4,114
Schlumberger Investment SA	4.500%	5/15/28	3,525	3,414
Shell International Finance BV	2.000%	11/7/24	11,498	11,070
Shell International Finance BV	3.250%	5/11/25	18,994	18,344
Shell International Finance BV	2.875%	5/10/26	5,105	4,815
Shell International Finance BV	2.500%	9/12/26	10,762	9,971
Spectra Energy Partners LP	3.500%	3/15/25	5,172	4,992
Spectra Energy Partners LP	3.375%	10/15/26	6,771	6,298
Targa Resources Corp.	5.200%	7/1/27	5,200	5,094
Targa Resources Partners LP	6.500%	7/15/27	4,850	4,839
Targa Resources Partners LP	5.000%	1/15/28	4,422	4,204
TC PipeLines LP	4.375%	3/13/25	2,510	2,444
TC PipeLines LP	3.900%	5/25/27	5,305	4,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TotalEnergies Capital International SA	2.434%	1/10/25	4,962	4,769
	TransCanada PipeLines Ltd.	1.000%	10/12/24	8,520	8,095
	TransCanada PipeLines Ltd.	4.875%	1/15/26	2,479	2,428
	TransCanada PipeLines Ltd.	4.250%	5/15/28	9,884	9,256
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,458	7,755
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,688	1,571
	Valero Energy Corp.	2.150%	9/15/27	2,335	2,056
	Valero Energy Corp.	4.350%	6/1/28	5,332	5,036
	Valero Energy Partners LP	4.500%	3/15/28	4,971	4,718
	Western Midstream Operating LP	3.100%	2/1/25	4,480	4,292
	Western Midstream Operating LP	4.500%	3/1/28	1,985	1,844
	Western Midstream Operating LP	4.750%	8/15/28	1,321	1,235
	Williams Cos. Inc.	3.900%	1/15/25	4,436	4,316
	Williams Cos. Inc.	4.000%	9/15/25	11,174	10,763
	Williams Cos. Inc.	5.400%	3/2/26	1,569	1,557
	Williams Cos. Inc.	3.750%	6/15/27	3,715	3,456
	Williams Cos. Inc.	5.300%	8/15/28	5,402	5,280
					842,110
Financials (11.4%)
[3]	Aegon NV	5.500%	4/11/48	5,738	5,310
	AerCap Ireland Capital DAC	1.650%	10/29/24	26,735	25,439
	AerCap Ireland Capital DAC	3.500%	1/15/25	4,293	4,140
	AerCap Ireland Capital DAC	6.500%	7/15/25	11,170	11,175
	AerCap Ireland Capital DAC	4.450%	10/1/25	9,423	9,072
	AerCap Ireland Capital DAC	1.750%	1/30/26	11,730	10,577
	AerCap Ireland Capital DAC	4.450%	4/3/26	2,549	2,448
	AerCap Ireland Capital DAC	2.450%	10/29/26	52,190	46,786
	AerCap Ireland Capital DAC	6.100%	1/15/27	2,000	1,991
	AerCap Ireland Capital DAC	3.650%	7/21/27	716	650
	AerCap Ireland Capital DAC	3.875%	1/23/28	4,092	3,718
	AerCap Ireland Capital DAC	5.750%	6/6/28	5,188	5,078
	Affiliated Managers Group Inc.	3.500%	8/1/25	4,456	4,220
	Aflac Inc.	1.125%	3/15/26	2,228	1,999
	Aflac Inc.	2.875%	10/15/26	2,370	2,195
[3]	Air Lease Corp.	2.300%	2/1/25	4,587	4,346
	Air Lease Corp.	3.250%	3/1/25	7,404	7,081
	Air Lease Corp.	3.375%	7/1/25	5,058	4,800
[3]	Air Lease Corp.	2.875%	1/15/26	8,089	7,523
[3]	Air Lease Corp.	3.750%	6/1/26	6,032	5,685
	Air Lease Corp.	1.875%	8/15/26	4,423	3,923
	Air Lease Corp.	3.625%	4/1/27	4,190	3,849
	Air Lease Corp.	5.850%	12/15/27	4,210	4,150
	Air Lease Corp.	4.625%	10/1/28	1,490	1,381
	Aircastle Ltd.	4.250%	6/15/26	5,084	4,811
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	3,828	3,652
	Allstate Corp.	0.750%	12/15/25	3,972	3,571
	Allstate Corp.	3.280%	12/15/26	4,980	4,653
	Ally Financial Inc.	4.625%	3/30/25	4,236	4,089
	Ally Financial Inc.	5.800%	5/1/25	9,006	8,843
	Ally Financial Inc.	4.750%	6/9/27	5,186	4,776
	Ally Financial Inc.	7.100%	11/15/27	4,770	4,763
	Ally Financial Inc.	6.992%	6/13/29	3,000	2,936
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,059	3,813
	American Express Co.	3.000%	10/30/24	14,852	14,406
	American Express Co.	3.625%	12/5/24	2,858	2,779
	American Express Co.	2.250%	3/4/25	6,681	6,348
	American Express Co.	3.950%	8/1/25	12,620	12,209
	American Express Co.	4.200%	11/6/25	6,723	6,513

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	4.990%	5/1/26	15,205	14,931
	American Express Co.	3.125%	5/20/26	4,752	4,471
	American Express Co.	1.650%	11/4/26	9,342	8,265
	American Express Co.	2.550%	3/4/27	9,940	8,976
	American Express Co.	5.389%	7/28/27	6,815	6,716
	American Express Co.	5.850%	11/5/27	13,470	13,564
	American Express Co.	5.282%	7/27/29	6,770	6,599
	American International Group Inc.	2.500%	6/30/25	8,671	8,174
	American International Group Inc.	3.900%	4/1/26	4,719	4,515
	American International Group Inc.	4.200%	4/1/28	261	245
[3]	American International Group Inc.	5.750%	4/1/48	4,930	4,579
	Ameriprise Financial Inc.	3.700%	10/15/24	4,874	4,771
	Ameriprise Financial Inc.	3.000%	4/2/25	7,257	6,960
	Aon Corp.	2.850%	5/28/27	5,032	4,570
	Aon Global Ltd.	3.875%	12/15/25	5,669	5,450
	Arch Capital Finance LLC	4.011%	12/15/26	3,695	3,497
	Ares Capital Corp.	4.250%	3/1/25	3,912	3,762
	Ares Capital Corp.	3.250%	7/15/25	9,987	9,350
	Ares Capital Corp.	3.875%	1/15/26	12,435	11,627
	Ares Capital Corp.	2.150%	7/15/26	5,699	4,999
	Ares Capital Corp.	2.875%	6/15/27	640	558
	Ares Capital Corp.	2.875%	6/15/28	8,955	7,482
	Assurant Inc.	4.900%	3/27/28	1,515	1,448
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	2,200	2,199
	Athene Holding Ltd.	4.125%	1/12/28	6,414	5,846
[1]	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	4,800	4,803
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	3,667	3,526
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	2,250	2,227
	AXIS Specialty Finance plc	4.000%	12/6/27	2,000	1,846
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	2,931	2,611
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	2,423	2,084
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	6,128	5,576
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	3,421	3,386
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	6,800	6,731
	Banco Santander SA	2.746%	5/28/25	17,680	16,655
	Banco Santander SA	5.147%	8/18/25	20,445	19,996
	Banco Santander SA	5.179%	11/19/25	10,130	9,859
	Banco Santander SA	1.849%	3/25/26	4,750	4,269
	Banco Santander SA	4.250%	4/11/27	13,661	12,751
	Banco Santander SA	5.294%	8/18/27	8,992	8,692
	Banco Santander SA	1.722%	9/14/27	9,493	8,316
	Banco Santander SA	3.800%	2/23/28	3,235	2,914
	Banco Santander SA	4.175%	3/24/28	10,199	9,413
	Banco Santander SA	5.588%	8/8/28	9,000	8,805
[3]	Bank of America Corp.	4.000%	1/22/25	14,682	14,285
[3]	Bank of America Corp.	3.950%	4/21/25	25,352	24,475
[3]	Bank of America Corp.	3.093%	10/1/25	12,748	12,329
[3]	Bank of America Corp.	2.456%	10/22/25	24,111	23,135
[3]	Bank of America Corp.	1.530%	12/6/25	13,697	12,929
[3]	Bank of America Corp.	3.366%	1/23/26	19,442	18,677
[3]	Bank of America Corp.	2.015%	2/13/26	19,409	18,254
[3]	Bank of America Corp.	4.450%	3/3/26	6,001	5,780
[3]	Bank of America Corp.	3.384%	4/2/26	14,350	13,728
[3]	Bank of America Corp.	3.500%	4/19/26	5,396	5,096
[3]	Bank of America Corp.	1.319%	6/19/26	48,744	44,683
	Bank of America Corp.	6.220%	9/15/26	2,714	2,734
[3]	Bank of America Corp.	4.250%	10/22/26	20,009	19,005
[3]	Bank of America Corp.	1.197%	10/24/26	17,117	15,463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	5.080%	1/20/27	12,339	12,060
[3]	Bank of America Corp.	1.658%	3/11/27	17,974	16,123
[3]	Bank of America Corp.	3.559%	4/23/27	29,817	27,973
	Bank of America Corp.	1.734%	7/22/27	61,469	54,471
[3]	Bank of America Corp.	4.183%	11/25/27	17,394	16,162
[3]	Bank of America Corp.	3.824%	1/20/28	18,008	16,714
[3]	Bank of America Corp.	2.551%	2/4/28	11,169	9,949
	Bank of America Corp.	4.376%	4/27/28	24,105	22,730
[3]	Bank of America Corp.	4.948%	7/22/28	35,689	34,287
	Bank of America Corp.	6.204%	11/10/28	19,898	19,984
[3]	Bank of America Corp.	3.419%	12/20/28	13,795	12,371
[3]	Bank of America Corp.	3.970%	3/5/29	16,159	14,797
	Bank of America Corp.	5.202%	4/25/29	26,030	25,045
[3]	Bank of America Corp.	2.087%	6/14/29	10,775	9,013
[3]	Bank of America Corp.	4.271%	7/23/29	20,748	19,112
	Bank of America NA	5.650%	8/18/25	13,465	13,435
[3]	Bank of Montreal	1.500%	1/10/25	4,893	4,627
[3]	Bank of Montreal	1.850%	5/1/25	12,601	11,820
[3]	Bank of Montreal	3.700%	6/7/25	7,053	6,797
	Bank of Montreal	5.920%	9/25/25	4,050	4,041
	Bank of Montreal	5.300%	6/5/26	5,435	5,364
[3]	Bank of Montreal	1.250%	9/15/26	10,376	9,125
[3]	Bank of Montreal	0.949%	1/22/27	14,500	12,927
[3]	Bank of Montreal	2.650%	3/8/27	11,950	10,752
[3]	Bank of Montreal	4.700%	9/14/27	4,045	3,875
	Bank of Montreal	5.203%	2/1/28	12,987	12,667
	Bank of Montreal	5.717%	9/25/28	4,730	4,682
[3]	Bank of Montreal	4.800%	Perpetual	117	104
[3]	Bank of New York Mellon Corp.	3.250%	9/11/24	5,137	5,009
[3]	Bank of New York Mellon Corp.	2.100%	10/24/24	6,200	5,955
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	3,910	3,762
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	7,444	6,973
[3]	Bank of New York Mellon Corp.	5.224%	11/21/25	8,332	8,260
[3]	Bank of New York Mellon Corp.	2.800%	5/4/26	4,875	4,551
[3]	Bank of New York Mellon Corp.	5.148%	5/22/26	5,000	4,949
	Bank of New York Mellon Corp.	4.414%	7/24/26	14,835	14,412
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	1,285	1,182
[3]	Bank of New York Mellon Corp.	2.050%	1/26/27	4,094	3,656
	Bank of New York Mellon Corp.	4.947%	4/26/27	14,525	14,179
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	8,518	7,861
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	11,265	10,491
[3]	Bank of New York Mellon Corp.	1.650%	7/14/28	3,619	3,041
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	8,020	8,008
	Bank of New York Mellon Corp.	4.543%	2/1/29	9,290	8,843
	Bank of Nova Scotia	0.650%	7/31/24	821	786
	Bank of Nova Scotia	5.250%	12/6/24	4,695	4,653
	Bank of Nova Scotia	1.450%	1/10/25	3,817	3,608
	Bank of Nova Scotia	2.200%	2/3/25	15,329	14,581
[3]	Bank of Nova Scotia	3.450%	4/11/25	12,792	12,313
	Bank of Nova Scotia	1.300%	6/11/25	2,415	2,233
	Bank of Nova Scotia	5.450%	6/12/25	3,325	3,292
	Bank of Nova Scotia	4.500%	12/16/25	7,937	7,662
	Bank of Nova Scotia	1.050%	3/2/26	5,449	4,865
	Bank of Nova Scotia	1.350%	6/24/26	4,625	4,107
	Bank of Nova Scotia	2.700%	8/3/26	12,436	11,456
	Bank of Nova Scotia	1.300%	9/15/26	8,034	7,075
	Bank of Nova Scotia	2.951%	3/11/27	10,275	9,378
	Bank of Nova Scotia	5.250%	6/12/28	7,100	6,911

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BankUnited Inc.	4.875%	11/17/25	3,507	3,294
	Barclays plc	3.650%	3/16/25	9,131	8,789
	Barclays plc	4.375%	1/12/26	18,596	17,817
[3]	Barclays plc	2.852%	5/7/26	8,211	7,749
	Barclays plc	5.200%	5/12/26	18,655	17,990
	Barclays plc	5.304%	8/9/26	7,520	7,363
	Barclays plc	7.325%	11/2/26	5,160	5,238
	Barclays plc	5.829%	5/9/27	14,680	14,415
	Barclays plc	2.279%	11/24/27	10,833	9,541
	Barclays plc	4.337%	1/10/28	1,304	1,208
	Barclays plc	4.836%	5/9/28	14,036	12,808
	Barclays plc	5.501%	8/9/28	12,566	12,060
	Barclays plc	7.385%	11/2/28	23,775	24,380
[3]	Barclays plc	4.972%	5/16/29	2,500	2,337
	Barclays plc	6.490%	9/13/29	7,879	7,815
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	1,615	1,481
	Berkshire Hathaway Inc.	3.125%	3/15/26	17,612	16,794
	BGC Partners Inc.	3.750%	10/1/24	2,542	2,446
[5]	BGC Partners Inc.	8.000%	5/25/28	3,200	3,114
	BlackRock Inc.	3.200%	3/15/27	860	804
	Blackstone Private Credit Fund	2.350%	11/22/24	4,740	4,507
	Blackstone Private Credit Fund	7.050%	9/29/25	3,132	3,136
	Blackstone Private Credit Fund	2.625%	12/15/26	6,923	5,956
	Blackstone Private Credit Fund	3.250%	3/15/27	10,249	8,890
	Blackstone Secured Lending Fund	3.625%	1/15/26	4,768	4,401
	Blackstone Secured Lending Fund	2.750%	9/16/26	7,734	6,797
	Blackstone Secured Lending Fund	2.125%	2/15/27	619	523
	Blackstone Secured Lending Fund	2.850%	9/30/28	4,250	3,472
	Blue Owl Capital Corp.	4.000%	3/30/25	3,968	3,771
	Blue Owl Capital Corp.	3.750%	7/22/25	3,236	3,031
	Blue Owl Capital Corp.	4.250%	1/15/26	4,417	4,132
	Blue Owl Capital Corp.	3.400%	7/15/26	4,310	3,864
	Blue Owl Capital Corp.	2.625%	1/15/27	4,869	4,183
	Blue Owl Capital Corp.	2.875%	6/11/28	7,500	6,164
[3]	Blue Owl Credit Income Corp.	5.500%	3/21/25	2,040	1,974
[3]	Blue Owl Credit Income Corp.	7.750%	9/16/27	6,900	6,842
[5]	Blue Owl Credit Income Corp.	7.950%	6/13/28	7,490	7,420
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	2,000	1,679
[3]	BNP Paribas SA	4.250%	10/15/24	6,135	6,006
[3]	BPCE SA	3.375%	12/2/26	3,765	3,484
	Brookfield Corp.	4.000%	1/15/25	4,486	4,363
	Brookfield Finance Inc.	4.250%	6/2/26	2,917	2,793
	Brookfield Finance Inc.	3.900%	1/25/28	4,466	4,111
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	4,927	4,680
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	4,348	4,141
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	6,558	6,304
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	3,000	2,961
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	10,945	10,568
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	4,285	3,881
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	6,485	5,742
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	2,000	1,990
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	2,081	1,921
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	7,505	7,194
	Capital One Financial Corp.	3.300%	10/30/24	15,109	14,641
	Capital One Financial Corp.	3.200%	2/5/25	8,436	8,078
	Capital One Financial Corp.	4.250%	4/30/25	19,552	18,912
	Capital One Financial Corp.	4.200%	10/29/25	13,280	12,657
	Capital One Financial Corp.	2.636%	3/3/26	8,042	7,582

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.750%	7/28/26	7,269	6,737
	Capital One Financial Corp.	3.750%	3/9/27	10,475	9,585
	Capital One Financial Corp.	4.927%	5/10/28	6,805	6,457
	Capital One Financial Corp.	5.468%	2/1/29	20,855	19,820
	Capital One Financial Corp.	6.312%	6/8/29	10,000	9,776
[3]	Capital One NA	2.280%	1/28/26	697	658
	Cboe Global Markets Inc.	3.650%	1/12/27	5,435	5,147
	Charles Schwab Corp.	3.000%	3/10/25	3,020	2,892
	Charles Schwab Corp.	4.200%	3/24/25	5,525	5,382
	Charles Schwab Corp.	3.625%	4/1/25	2,294	2,214
	Charles Schwab Corp.	3.850%	5/21/25	7,358	7,106
	Charles Schwab Corp.	0.900%	3/11/26	2,541	2,252
	Charles Schwab Corp.	1.150%	5/13/26	15,172	13,408
	Charles Schwab Corp.	3.200%	3/2/27	5,393	4,928
	Charles Schwab Corp.	2.450%	3/3/27	12,052	10,734
	Charles Schwab Corp.	3.200%	1/25/28	690	619
	Charles Schwab Corp.	2.000%	3/20/28	7,018	5,923
	Charles Schwab Corp.	5.643%	5/19/29	9,035	8,846
	Chubb INA Holdings Inc.	3.150%	3/15/25	7,228	6,974
	Chubb INA Holdings Inc.	3.350%	5/3/26	6,181	5,866
[3]	Cincinnati Financial Corp.	6.920%	5/15/28	2,600	2,729
	Citibank NA	5.864%	9/29/25	11,332	11,342
	Citibank NA	5.803%	9/29/28	16,200	16,209
	Citigroup Inc.	3.875%	3/26/25	7,211	6,966
	Citigroup Inc.	3.300%	4/27/25	4,295	4,125
	Citigroup Inc.	4.400%	6/10/25	24,341	23,608
	Citigroup Inc.	5.500%	9/13/25	14,206	14,030
	Citigroup Inc.	3.700%	1/12/26	10,347	9,839
	Citigroup Inc.	2.014%	1/25/26	13,491	12,737
	Citigroup Inc.	4.600%	3/9/26	6,463	6,239
[3]	Citigroup Inc.	3.106%	4/8/26	43,984	41,990
	Citigroup Inc.	3.400%	5/1/26	9,502	8,927
	Citigroup Inc.	5.610%	9/29/26	3,806	3,766
	Citigroup Inc.	3.200%	10/21/26	4,606	4,253
	Citigroup Inc.	4.300%	11/20/26	5,307	5,027
	Citigroup Inc.	1.122%	1/28/27	13,201	11,754
	Citigroup Inc.	1.462%	6/9/27	2,418	2,137
	Citigroup Inc.	4.450%	9/29/27	13,967	13,104
[3]	Citigroup Inc.	3.887%	1/10/28	21,877	20,392
[3]	Citigroup Inc.	3.070%	2/24/28	61,476	55,756
	Citigroup Inc.	4.658%	5/24/28	25,146	24,028
[3]	Citigroup Inc.	3.668%	7/24/28	9,365	8,584
	Citigroup Inc.	4.125%	7/25/28	13,136	11,938
[3]	Citigroup Inc.	3.520%	10/27/28	14,975	13,543
[3]	Citigroup Inc.	4.075%	4/23/29	14,782	13,595
[3]	Citizens Bank NA	2.250%	4/28/25	3,265	3,020
	Citizens Bank NA	6.064%	10/24/25	5,300	5,115
[3]	Citizens Bank NA	3.750%	2/18/26	3,216	2,978
	Citizens Bank NA	4.575%	8/9/28	5,337	4,865
	Citizens Financial Group Inc.	2.850%	7/27/26	3,383	3,035
	Citizens Financial Group Inc.	4.300%	2/11/31	3,964	3,348
	CME Group Inc.	3.000%	3/15/25	6,103	5,883
	CME Group Inc.	3.750%	6/15/28	6,725	6,350
	CNA Financial Corp.	4.500%	3/1/26	2,379	2,302
	CNA Financial Corp.	3.450%	8/15/27	3,933	3,629
	CNO Financial Group Inc.	5.250%	5/30/25	4,600	4,509
	Commonwealth Bank of Australia	5.079%	1/10/25	8,310	8,258
	Commonwealth Bank of Australia	5.316%	3/13/26	7,695	7,661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cooperatieve Rabobank UA	1.375%	1/10/25	4,658	4,405
	Cooperatieve Rabobank UA	5.000%	1/13/25	3,747	3,710
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	15,271	14,690
[3]	Cooperatieve Rabobank UA	5.500%	7/18/25	1,005	1,000
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,826	11,407
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	8,241	7,675
[1]	Cooperatieve Rabobank UA	5.500%	10/5/26	4,800	4,785
	Corebridge Financial Inc.	3.500%	4/4/25	925	887
	Corebridge Financial Inc.	3.650%	4/5/27	31,912	29,500
	Corebridge Financial Inc.	6.875%	12/15/52	5,423	5,211
	Credit Suisse AG	7.950%	1/9/25	8,122	8,262
[3]	Credit Suisse AG	3.700%	2/21/25	6,320	6,089
	Credit Suisse AG	2.950%	4/9/25	23,293	22,128
	Credit Suisse AG	1.250%	8/7/26	8,010	6,999
	Credit Suisse AG	7.500%	2/15/28	22,279	23,317
	Deutsche Bank AG	4.500%	4/1/25	13,246	12,733
[3]	Deutsche Bank AG	3.961%	11/26/25	3,957	3,819
	Deutsche Bank AG	4.100%	1/13/26	335	319
[3]	Deutsche Bank AG	4.100%	1/13/26	3,785	3,589
	Deutsche Bank AG	1.686%	3/19/26	8,603	7,788
	Deutsche Bank AG	6.119%	7/14/26	5,942	5,879
	Deutsche Bank AG	2.129%	11/24/26	7,957	7,193
	Deutsche Bank AG	7.146%	7/13/27	7,605	7,650
	Deutsche Bank AG	5.371%	9/9/27	1,877	1,830
	Deutsche Bank AG	2.311%	11/16/27	14,227	12,391
	Deutsche Bank AG	2.552%	1/7/28	11,207	9,783
	Deutsche Bank AG	6.720%	1/18/29	10,905	10,837
	Deutsche Bank AG	4.875%	12/1/32	4,737	4,040
[3]	Discover Bank	4.250%	3/13/26	2,766	2,615
[3]	Discover Bank	3.450%	7/27/26	165	150
[3]	Discover Bank	4.650%	9/13/28	8,000	7,134
	Discover Financial Services	3.950%	11/6/24	1,811	1,761
	Discover Financial Services	3.750%	3/4/25	3,540	3,392
	Discover Financial Services	4.500%	1/30/26	3,469	3,315
	Discover Financial Services	4.100%	2/9/27	13,280	12,049
	Eaton Vance Corp.	3.500%	4/6/27	3,237	3,004
	Enstar Finance LLC	5.750%	9/1/40	422	371
	Enstar Finance LLC	5.500%	1/15/42	3,162	2,528
	Enstar Group Ltd.	4.950%	6/1/29	631	582
	Equitable Holdings Inc.	4.350%	4/20/28	12,044	11,200
	F&G Annuities & Life Inc.	7.400%	1/13/28	3,570	3,572
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,193	3,962
	Fidelity National Financial Inc.	4.500%	8/15/28	2,225	2,070
	Fifth Third Bancorp	2.375%	1/28/25	6,474	6,145
	Fifth Third Bancorp	2.550%	5/5/27	2,002	1,755
	Fifth Third Bancorp	1.707%	11/1/27	4,485	3,867
	Fifth Third Bancorp	4.055%	4/25/28	3,875	3,573
	Fifth Third Bancorp	6.339%	7/27/29	20,287	20,027
[3]	Fifth Third Bank NA	3.850%	3/15/26	13,125	12,131
[3]	Fifth Third Bank NA	2.250%	2/1/27	6,446	5,644
	First American Financial Corp.	4.600%	11/15/24	1,819	1,783
	First Horizon Corp.	4.000%	5/26/25	2,671	2,515
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	3,000	2,979
	Franklin BSP Lending Corp.	3.250%	3/30/26	1,029	922
	Franklin Resources Inc.	2.850%	3/30/25	5,134	4,904
	FS KKR Capital Corp.	4.125%	2/1/25	4,042	3,882
	FS KKR Capital Corp.	3.400%	1/15/26	5,579	5,108
	FS KKR Capital Corp.	2.625%	1/15/27	2,844	2,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GATX Corp.	3.250%	3/30/25	1,980	1,893
	GATX Corp.	3.250%	9/15/26	2,135	1,979
	GATX Corp.	3.850%	3/30/27	3,497	3,246
	GE Capital Funding LLC	3.450%	5/15/25	8,020	7,712
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	420	399
	Globe Life Inc.	4.550%	9/15/28	3,531	3,347
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,315	3,194
	Goldman Sachs BDC Inc.	2.875%	1/15/26	3,434	3,167
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,197	4,061
	Goldman Sachs Group Inc.	3.500%	4/1/25	34,615	33,313
	Goldman Sachs Group Inc.	3.750%	5/22/25	21,043	20,285
	Goldman Sachs Group Inc.	4.250%	10/21/25	26,657	25,672
	Goldman Sachs Group Inc.	3.750%	2/25/26	15,323	14,567
	Goldman Sachs Group Inc.	3.500%	11/16/26	3,050	2,836
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	13,832	12,368
	Goldman Sachs Group Inc.	5.950%	1/15/27	8,089	8,057
	Goldman Sachs Group Inc.	3.850%	1/26/27	10,509	9,855
	Goldman Sachs Group Inc.	1.431%	3/9/27	14,351	12,775
	Goldman Sachs Group Inc.	1.542%	9/10/27	12,976	11,360
	Goldman Sachs Group Inc.	1.948%	10/21/27	53,393	47,133
	Goldman Sachs Group Inc.	2.640%	2/24/28	46,120	41,142
	Goldman Sachs Group Inc.	3.615%	3/15/28	14,999	13,842
	Goldman Sachs Group Inc.	4.482%	8/23/28	29,375	27,794
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	10,150	9,217
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	24,095	22,299
	Golub Capital BDC Inc.	2.500%	8/24/26	4,435	3,881
	Hanover Insurance Group Inc.	4.500%	4/15/26	2,770	2,674
	Hercules Capital Inc.	2.625%	9/16/26	355	308
	Hercules Capital Inc.	3.375%	1/20/27	434	379
	HSBC Holdings plc	4.250%	8/18/25	7,199	6,924
[3]	HSBC Holdings plc	2.633%	11/7/25	29,905	28,642
	HSBC Holdings plc	4.180%	12/9/25	5,604	5,451
	HSBC Holdings plc	4.300%	3/8/26	27,667	26,558
	HSBC Holdings plc	2.999%	3/10/26	14,312	13,634
[3]	HSBC Holdings plc	1.645%	4/18/26	14,861	13,807
	HSBC Holdings plc	3.900%	5/25/26	27,609	26,112
[3]	HSBC Holdings plc	2.099%	6/4/26	19,332	17,992
[3]	HSBC Holdings plc	4.292%	9/12/26	14,556	13,974
	HSBC Holdings plc	4.375%	11/23/26	6,402	6,068
	HSBC Holdings plc	1.589%	5/24/27	17,248	15,204
	HSBC Holdings plc	2.251%	11/22/27	21,515	18,981
[3]	HSBC Holdings plc	4.041%	3/13/28	22,181	20,526
	HSBC Holdings plc	4.755%	6/9/28	5,340	5,051
	HSBC Holdings plc	5.210%	8/11/28	20,670	19,892
	HSBC Holdings plc	7.390%	11/3/28	14,495	14,986
	HSBC Holdings plc	6.161%	3/9/29	18,085	17,906
[3]	HSBC Holdings plc	4.583%	6/19/29	19,932	18,442
	HSBC Holdings plc	2.206%	8/17/29	15,000	12,370
	Huntington Bancshares Inc.	4.000%	5/15/25	8,402	8,039
	Huntington Bancshares Inc.	4.443%	8/4/28	5,500	5,088
	Huntington Bancshares Inc.	6.208%	8/21/29	8,836	8,651
	Huntington National Bank	5.699%	11/18/25	1,250	1,221
	Huntington National Bank	4.552%	5/17/28	5,090	4,755
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	1,998	1,869
	ING Groep NV	3.869%	3/28/26	9,640	9,300
	ING Groep NV	3.950%	3/29/27	8,196	7,664
	ING Groep NV	1.726%	4/1/27	4,310	3,856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ING Groep NV	4.017%	3/28/28	13,040	12,117
	Intercontinental Exchange Inc.	3.650%	5/23/25	11,185	10,809
	Intercontinental Exchange Inc.	3.750%	12/1/25	10,641	10,229
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,819	3,504
	Intercontinental Exchange Inc.	4.000%	9/15/27	11,372	10,761
	Intercontinental Exchange Inc.	4.350%	6/15/29	2,000	1,881
	Invesco Finance plc	3.750%	1/15/26	1,263	1,207
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,636	2,572
	Jefferies Financial Group Inc.	4.850%	1/15/27	5,907	5,665
	Jefferies Financial Group Inc.	6.450%	6/8/27	1,050	1,054
	Jefferies Financial Group Inc.	5.875%	7/21/28	6,575	6,433
	JPMorgan Chase & Co.	3.125%	1/23/25	4,983	4,812
	JPMorgan Chase & Co.	3.900%	7/15/25	8,393	8,129
	JPMorgan Chase & Co.	7.750%	7/15/25	1,445	1,491
[3]	JPMorgan Chase & Co.	2.301%	10/15/25	21,114	20,239
	JPMorgan Chase & Co.	1.561%	12/10/25	14,904	14,086
	JPMorgan Chase & Co.	5.546%	12/15/25	12,575	12,490
	JPMorgan Chase & Co.	2.595%	2/24/26	3,270	3,112
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	15,552	14,646
	JPMorgan Chase & Co.	3.300%	4/1/26	4,020	3,791
[3]	JPMorgan Chase & Co.	2.083%	4/22/26	63,845	59,931
	JPMorgan Chase & Co.	4.080%	4/26/26	4,955	4,808
	JPMorgan Chase & Co.	3.200%	6/15/26	2,996	2,816
	JPMorgan Chase & Co.	2.950%	10/1/26	13,282	12,292
	JPMorgan Chase & Co.	7.625%	10/15/26	4,340	4,564
	JPMorgan Chase & Co.	1.045%	11/19/26	27,273	24,511
	JPMorgan Chase & Co.	4.125%	12/15/26	24,879	23,635
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	18,911	18,066
	JPMorgan Chase & Co.	1.040%	2/4/27	27,932	24,846
	JPMorgan Chase & Co.	1.578%	4/22/27	76,575	68,304
	JPMorgan Chase & Co.	8.000%	4/29/27	2,355	2,542
	JPMorgan Chase & Co.	1.470%	9/22/27	13,958	12,217
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	27,134	25,254
	JPMorgan Chase & Co.	2.947%	2/24/28	14,052	12,746
	JPMorgan Chase & Co.	4.323%	4/26/28	7,039	6,671
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	440	404
	JPMorgan Chase & Co.	4.851%	7/25/28	29,230	28,180
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	11,189	10,148
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	15,025	13,843
	JPMorgan Chase & Co.	2.069%	6/1/29	12,350	10,402
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	4,657	4,313
	JPMorgan Chase & Co.	5.299%	7/24/29	5,842	5,685
	Kemper Corp.	4.350%	2/15/25	3,648	3,529
[3]	KeyBank NA	3.300%	6/1/25	5,431	5,087
[3]	KeyBank NA	4.150%	8/8/25	4,380	4,129
	KeyBank NA	4.700%	1/26/26	5,860	5,548
[3]	KeyBank NA	5.850%	11/15/27	10,285	9,772
[3]	KeyBank NA	6.950%	2/1/28	2,000	1,936
[3]	KeyCorp	3.878%	5/23/25	2,079	1,992
[3]	KeyCorp	4.150%	10/29/25	4,586	4,326
[3]	KeyCorp	2.250%	4/6/27	8,659	7,350
[3]	KeyCorp	4.100%	4/30/28	4,195	3,705
	Lazard Group LLC	3.750%	2/13/25	3,275	3,156
	Lazard Group LLC	3.625%	3/1/27	2,560	2,342
	Lazard Group LLC	4.500%	9/19/28	6,900	6,414
	Legg Mason Inc.	4.750%	3/15/26	3,934	3,836
	Lincoln National Corp.	3.350%	3/9/25	3,284	3,154
	Lincoln National Corp.	3.625%	12/12/26	4,874	4,523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lincoln National Corp.	3.800%	3/1/28	2,500	2,263
	Lloyds Banking Group plc	4.500%	11/4/24	6,862	6,701
	Lloyds Banking Group plc	4.450%	5/8/25	2,057	1,998
	Lloyds Banking Group plc	4.582%	12/10/25	546	522
[3]	Lloyds Banking Group plc	2.438%	2/5/26	8,070	7,641
	Lloyds Banking Group plc	3.511%	3/18/26	5,735	5,498
	Lloyds Banking Group plc	4.650%	3/24/26	8,174	7,825
	Lloyds Banking Group plc	4.716%	8/11/26	20,316	19,761
	Lloyds Banking Group plc	3.750%	1/11/27	3,338	3,104
	Lloyds Banking Group plc	1.627%	5/11/27	3,515	3,115
	Lloyds Banking Group plc	3.750%	3/18/28	11,335	10,405
	Lloyds Banking Group plc	4.375%	3/22/28	18,596	17,318
	Lloyds Banking Group plc	4.550%	8/16/28	3,126	2,906
[3]	Lloyds Banking Group plc	3.574%	11/7/28	5,400	4,821
	Lloyds Banking Group plc	5.871%	3/6/29	8,865	8,664
	M&T Bank Corp.	4.553%	8/16/28	4,845	4,473
	Main Street Capital Corp.	3.000%	7/14/26	3,981	3,517
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	6,226	5,906
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	6,945	6,731
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	6,285	5,990
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	2,948	2,574
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,466	7,799
	Manulife Financial Corp.	4.150%	3/4/26	4,147	4,001
	Manulife Financial Corp.	2.484%	5/19/27	5,554	5,013
[3]	Manulife Financial Corp.	4.061%	2/24/32	5,327	4,933
	Markel Group Inc.	3.500%	11/1/27	1,675	1,540
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	1,994
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	6,747	6,538
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,477	4,293
	Mastercard Inc.	2.000%	3/3/25	6,383	6,082
	Mastercard Inc.	2.950%	11/21/26	9,043	8,469
	Mastercard Inc.	3.300%	3/26/27	10,472	9,835
	Mastercard Inc.	4.875%	3/9/28	7,725	7,658
	Mercury General Corp.	4.400%	3/15/27	3,240	3,017
	MetLife Inc.	3.000%	3/1/25	4,020	3,864
	MetLife Inc.	3.600%	11/13/25	5,704	5,482
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	26,721	25,334
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	11,608	10,700
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	1,801	1,702
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	5,636	5,384
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	6,091	5,580
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	37,566	33,267
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	10,336	9,483
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	18,630	16,416
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	6,263	5,567
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	16,845	15,755
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	5,126	4,813
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	10,968	10,598
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	9,904	9,207
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	5,055	4,942
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	6,390	6,209
	Mizuho Financial Group Inc.	2.651%	5/22/26	5,250	4,946
[3]	Mizuho Financial Group Inc.	2.226%	5/25/26	8,086	7,558
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,039	5,537
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,845	3,586
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,833	2,498
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,850	9,593
	Mizuho Financial Group Inc.	4.018%	3/5/28	4,000	3,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	5.414%	9/13/28	8,766	8,578
	Mizuho Financial Group Inc.	5.667%	5/27/29	4,052	3,981
	Mizuho Financial Group Inc.	5.778%	7/6/29	8,325	8,206
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	6,878	6,320
[3]	Morgan Stanley	3.700%	10/23/24	17,752	17,342
[3]	Morgan Stanley	4.000%	7/23/25	15,523	15,007
[3]	Morgan Stanley	0.864%	10/21/25	3,513	3,309
[3]	Morgan Stanley	1.164%	10/21/25	4,637	4,377
	Morgan Stanley	5.000%	11/24/25	8,479	8,307
[3]	Morgan Stanley	3.875%	1/27/26	13,202	12,614
[3]	Morgan Stanley	2.630%	2/18/26	9,948	9,462
[3]	Morgan Stanley	2.188%	4/28/26	54,192	50,895
[3]	Morgan Stanley	3.125%	7/27/26	11,116	10,324
[3]	Morgan Stanley	6.250%	8/9/26	5,555	5,606
[3]	Morgan Stanley	4.350%	9/8/26	20,106	19,171
	Morgan Stanley	6.138%	10/16/26	7,010	7,014
	Morgan Stanley	0.985%	12/10/26	22,240	19,836
	Morgan Stanley	3.625%	1/20/27	8,330	7,774
	Morgan Stanley	5.050%	1/28/27	13,975	13,706
	Morgan Stanley	3.950%	4/23/27	6,563	6,095
	Morgan Stanley	1.593%	5/4/27	32,706	29,116
[3]	Morgan Stanley	1.512%	7/20/27	40,119	35,327
	Morgan Stanley	2.475%	1/21/28	25,184	22,462
	Morgan Stanley	4.210%	4/20/28	36,031	33,859
	Morgan Stanley	6.296%	10/18/28	19,915	20,047
[3]	Morgan Stanley	3.772%	1/24/29	10,473	9,544
	Morgan Stanley	5.123%	2/1/29	10,140	9,769
[3]	Morgan Stanley	5.164%	4/20/29	19,596	18,848
	Morgan Stanley	5.449%	7/20/29	14,575	14,204
	Morgan Stanley Bank NA	5.479%	7/16/25	8,120	8,081
[3]	Morgan Stanley Bank NA	4.754%	4/21/26	7,975	7,787
	Nasdaq Inc.	3.850%	6/30/26	2,534	2,418
	Nasdaq Inc.	5.350%	6/28/28	11,980	11,762
	National Australia Bank Ltd.	5.132%	11/22/24	3,760	3,737
	National Australia Bank Ltd.	5.200%	5/13/25	7,100	7,055
	National Australia Bank Ltd.	4.966%	1/12/26	15,309	15,118
	National Australia Bank Ltd.	3.375%	1/14/26	1,133	1,081
[3]	National Australia Bank Ltd.	2.500%	7/12/26	17,010	15,698
	National Australia Bank Ltd.	4.944%	1/12/28	5,135	5,018
	National Australia Bank Ltd.	4.900%	6/13/28	17,075	16,583
	NatWest Group plc	4.800%	4/5/26	7,239	6,994
	NatWest Group plc	7.472%	11/10/26	13,800	14,076
	NatWest Group plc	5.847%	3/2/27	5,620	5,544
[3]	NatWest Group plc	3.073%	5/22/28	15,915	14,192
	NatWest Group plc	5.516%	9/30/28	12,241	11,839
[3]	NatWest Group plc	4.892%	5/18/29	20,572	19,234
[3]	NatWest Group plc	3.754%	11/1/29	2,288	2,178
	Nomura Holdings Inc.	2.648%	1/16/25	4,695	4,481
	Nomura Holdings Inc.	5.099%	7/3/25	3,625	3,551
	Nomura Holdings Inc.	1.851%	7/16/25	17,046	15,764
	Nomura Holdings Inc.	1.653%	7/14/26	1,960	1,733
	Nomura Holdings Inc.	2.329%	1/22/27	14,490	12,755
	Nomura Holdings Inc.	5.386%	7/6/27	4,877	4,729
	Nomura Holdings Inc.	6.070%	7/12/28	4,865	4,811
	Nomura Holdings Inc.	2.172%	7/14/28	4,604	3,818
	Northern Trust Corp.	3.950%	10/30/25	5,490	5,283
	Northern Trust Corp.	4.000%	5/10/27	5,180	4,894
	Northern Trust Corp.	3.650%	8/3/28	3,295	3,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,525	2,401
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	2,501	2,150
	Old Republic International Corp.	4.875%	10/1/24	3,780	3,722
	Old Republic International Corp.	3.875%	8/26/26	4,331	4,090
	ORIX Corp.	3.250%	12/4/24	4,917	4,749
	ORIX Corp.	5.000%	9/13/27	4,390	4,289
[3]	PNC Bank NA	3.300%	10/30/24	8,264	8,024
[3]	PNC Bank NA	2.950%	2/23/25	7,510	7,195
[3]	PNC Bank NA	3.875%	4/10/25	4,442	4,283
[3]	PNC Bank NA	3.250%	6/1/25	1,792	1,712
[3]	PNC Bank NA	4.200%	11/1/25	5,931	5,685
[3]	PNC Bank NA	3.100%	10/25/27	3,609	3,247
[3]	PNC Bank NA	4.050%	7/26/28	4,922	4,452
	PNC Financial Services Group Inc.	2.200%	11/1/24	2,452	2,353
	PNC Financial Services Group Inc.	5.671%	10/28/25	2,924	2,901
	PNC Financial Services Group Inc.	5.812%	6/12/26	17,100	16,961
	PNC Financial Services Group Inc.	1.150%	8/13/26	6,638	5,850
	PNC Financial Services Group Inc.	4.758%	1/26/27	2,090	2,030
	PNC Financial Services Group Inc.	3.150%	5/19/27	11,874	10,821
	PNC Financial Services Group Inc.	5.354%	12/2/28	8,901	8,617
	PNC Financial Services Group Inc.	5.582%	6/12/29	17,736	17,213
	Principal Financial Group Inc.	3.400%	5/15/25	1,516	1,453
	Private Export Funding Corp.	3.900%	10/15/27	2,850	2,733
	Progressive Corp.	2.500%	3/15/27	6,428	5,827
	Prospect Capital Corp.	3.706%	1/22/26	4,126	3,729
	Prospect Capital Corp.	3.364%	11/15/26	1,690	1,463
[3]	Prudential Financial Inc.	1.500%	3/10/26	647	586
[3]	Prudential Financial Inc.	5.375%	5/15/45	4,976	4,832
[3]	Prudential Financial Inc.	4.500%	9/15/47	890	794
	Regions Financial Corp.	2.250%	5/18/25	3,609	3,366
	Regions Financial Corp.	1.800%	8/12/28	4,172	3,375
	Reinsurance Group of America Inc.	3.950%	9/15/26	818	774
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,476	3,357
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,420	2,218
[3]	Royal Bank of Canada	5.660%	10/25/24	7,860	7,831
[3]	Royal Bank of Canada	2.250%	11/1/24	21,830	20,987
[3]	Royal Bank of Canada	1.600%	1/21/25	6,125	5,797
	Royal Bank of Canada	3.375%	4/14/25	10,870	10,482
[3]	Royal Bank of Canada	4.950%	4/25/25	7,275	7,166
[3]	Royal Bank of Canada	1.150%	6/10/25	10,093	9,331
[3]	Royal Bank of Canada	0.875%	1/20/26	13,077	11,724
[3]	Royal Bank of Canada	4.650%	1/27/26	14,174	13,778
	Royal Bank of Canada	1.200%	4/27/26	17,249	15,390
[3]	Royal Bank of Canada	1.150%	7/14/26	7,647	6,754
[3]	Royal Bank of Canada	1.400%	11/2/26	7,151	6,288
[3]	Royal Bank of Canada	2.050%	1/21/27	3,035	2,713
	Royal Bank of Canada	3.625%	5/4/27	3,038	2,831
[3]	Royal Bank of Canada	4.240%	8/3/27	12,565	11,926
[3]	Royal Bank of Canada	4.900%	1/12/28	13,805	13,391
[3]	Royal Bank of Canada	5.200%	8/1/28	6,675	6,494
	Santander Holdings USA Inc.	3.450%	6/2/25	4,048	3,843
	Santander Holdings USA Inc.	4.500%	7/17/25	6,776	6,561
	Santander Holdings USA Inc.	3.244%	10/5/26	17,111	15,495
	Santander Holdings USA Inc.	4.400%	7/13/27	8,882	8,241
	Santander Holdings USA Inc.	2.490%	1/6/28	8,965	7,781
	Santander Holdings USA Inc.	6.499%	3/9/29	5,725	5,586
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	3,904	3,543
	Santander UK Group Holdings plc	1.673%	6/14/27	6,870	6,013

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander UK Group Holdings plc	2.469%	1/11/28	19,305	16,813
	Santander UK Group Holdings plc	6.534%	1/10/29	9,627	9,523
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	1,898	1,841
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	3,041	2,685
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	1,256	1,242
[3]	State Street Corp.	3.776%	12/3/24	8,213	8,174
	State Street Corp.	3.300%	12/16/24	12,550	12,160
	State Street Corp.	3.550%	8/18/25	9,906	9,516
[3]	State Street Corp.	2.354%	11/1/25	9,959	9,546
	State Street Corp.	2.901%	3/30/26	8,132	7,759
	State Street Corp.	5.104%	5/18/26	5,190	5,123
	State Street Corp.	5.272%	8/3/26	6,700	6,638
	State Street Corp.	2.203%	2/7/28	4,124	3,675
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	4,830	4,636
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	3,681	3,513
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	33,982	31,429
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	5,989	5,363
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	8,028	7,642
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	4,075	4,070
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	19,755	17,379
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	15,408	14,178
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	17,629	16,327
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	12,694	11,286
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	13,103	12,897
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	7,500	7,443
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	6,995	6,416
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	22,127	18,272
	Synchrony Bank	5.625%	8/23/27	14,272	13,254
	Synchrony Financial	4.500%	7/23/25	6,461	6,128
	Synchrony Financial	3.700%	8/4/26	4,437	4,004
	Synovus Bank	5.625%	2/15/28	3,740	3,370
	Toronto-Dominion Bank	1.250%	12/13/24	9,897	9,364
[3]	Toronto-Dominion Bank	1.450%	1/10/25	5,416	5,128
	Toronto-Dominion Bank	3.766%	6/6/25	14,260	13,789
[3]	Toronto-Dominion Bank	1.150%	6/12/25	4,389	4,063
[3]	Toronto-Dominion Bank	0.750%	9/11/25	12,697	11,555
[3]	Toronto-Dominion Bank	0.750%	1/6/26	3,890	3,473
	Toronto-Dominion Bank	5.103%	1/9/26	10,310	10,166
[3]	Toronto-Dominion Bank	1.200%	6/3/26	3,190	2,830
[3]	Toronto-Dominion Bank	5.532%	7/17/26	6,080	6,035
[3]	Toronto-Dominion Bank	1.250%	9/10/26	15,327	13,500
[3]	Toronto-Dominion Bank	1.950%	1/12/27	7,065	6,281
[3]	Toronto-Dominion Bank	2.800%	3/10/27	10,659	9,684
	Toronto-Dominion Bank	4.108%	6/8/27	17,320	16,341
[3]	Toronto-Dominion Bank	4.693%	9/15/27	12,822	12,322
	Toronto-Dominion Bank	5.156%	1/10/28	7,500	7,313
[3]	Toronto-Dominion Bank	5.523%	7/17/28	11,095	10,945
	Trinity Acquisition plc	4.400%	3/15/26	6,013	5,772
[3]	Truist Bank	2.150%	12/6/24	6,793	6,477
[3]	Truist Bank	1.500%	3/10/25	8,844	8,242
[3]	Truist Bank	3.625%	9/16/25	12,762	12,054
[3]	Truist Bank	3.800%	10/30/26	4,161	3,822
[3]	Truist Financial Corp.	2.850%	10/26/24	14,157	13,664
	Truist Financial Corp.	4.000%	5/1/25	13,440	12,969
[3]	Truist Financial Corp.	3.700%	6/5/25	3,578	3,432
[3]	Truist Financial Corp.	1.267%	3/2/27	9,027	7,991
[3]	Truist Financial Corp.	6.047%	6/8/27	8,000	7,909
[3]	Truist Financial Corp.	1.125%	8/3/27	3,857	3,216

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Truist Financial Corp.	4.123%	6/6/28	15,008	13,901
[3]	Truist Financial Corp.	4.873%	1/26/29	12,225	11,478
[3]	Truist Financial Corp.	1.887%	6/7/29	4,490	3,686
	UBS AG	5.800%	9/11/25	4,825	4,806
	UBS AG	5.650%	9/11/28	7,305	7,187
	UBS Group AG	3.750%	3/26/25	19,732	18,974
	UBS Group AG	4.550%	4/17/26	12,991	12,480
[3]	US Bancorp	3.600%	9/11/24	3,334	3,256
	US Bancorp	1.450%	5/12/25	11,871	11,057
[3]	US Bancorp	3.950%	11/17/25	2,995	2,882
[3]	US Bancorp	3.100%	4/27/26	13,339	12,395
[3]	US Bancorp	2.375%	7/22/26	10,173	9,266
	US Bancorp	5.727%	10/21/26	11,645	11,538
[3]	US Bancorp	3.150%	4/27/27	15,090	13,742
[3]	US Bancorp	3.900%	4/26/28	7,395	6,799
[3]	US Bancorp	4.548%	7/22/28	17,005	15,970
	US Bancorp	5.775%	6/12/29	6,975	6,793
[3]	US Bank NA	2.050%	1/21/25	7,125	6,765
[3]	US Bank NA	2.800%	1/27/25	7,636	7,318
	Visa Inc.	3.150%	12/14/25	29,000	27,692
	Visa Inc.	1.900%	4/15/27	12,352	11,080
	Visa Inc.	0.750%	8/15/27	2,484	2,121
	Voya Financial Inc.	3.650%	6/15/26	3,400	3,196
[3]	Voya Financial Inc.	4.700%	1/23/48	1,425	1,148
	Wachovia Corp.	7.574%	8/1/26	99	103
[3]	Wells Fargo & Co.	3.000%	2/19/25	17,996	17,287
[3]	Wells Fargo & Co.	3.550%	9/29/25	19,043	18,189
[3]	Wells Fargo & Co.	2.406%	10/30/25	12,327	11,807
[3]	Wells Fargo & Co.	2.164%	2/11/26	46,037	43,455
	Wells Fargo & Co.	3.000%	4/22/26	30,498	28,411
[3]	Wells Fargo & Co.	3.908%	4/25/26	19,183	18,479
[3]	Wells Fargo & Co.	2.188%	4/30/26	35,076	32,928
[3]	Wells Fargo & Co.	4.100%	6/3/26	12,887	12,243
[3]	Wells Fargo & Co.	4.540%	8/15/26	12,805	12,433
	Wells Fargo & Co.	3.000%	10/23/26	26,236	24,079
[3]	Wells Fargo & Co.	3.196%	6/17/27	2,282	2,118
[3]	Wells Fargo & Co.	4.300%	7/22/27	21,210	19,981
[3]	Wells Fargo & Co.	3.526%	3/24/28	34,048	31,230
[3]	Wells Fargo & Co.	3.584%	5/22/28	19,667	17,982
[3]	Wells Fargo & Co.	4.808%	7/25/28	31,376	29,934
[3]	Wells Fargo & Co.	5.574%	7/25/29	28,313	27,619
[3]	Wells Fargo Bank NA	5.550%	8/1/25	5,500	5,482
[3]	Wells Fargo Bank NA	5.450%	8/7/26	6,000	5,970
	Western Union Co.	2.850%	1/10/25	4,939	4,726
	Western Union Co.	1.350%	3/15/26	4,570	4,071
	Westpac Banking Corp.	5.350%	10/18/24	14,255	14,195
	Westpac Banking Corp.	1.019%	11/18/24	10,125	9,610
	Westpac Banking Corp.	2.350%	2/19/25	16,589	15,882
	Westpac Banking Corp.	2.850%	5/13/26	18,359	17,202
	Westpac Banking Corp.	3.350%	3/8/27	6,332	5,909
	Westpac Banking Corp.	5.457%	11/18/27	20,520	20,502
	Westpac Banking Corp.	3.400%	1/25/28	7,123	6,598
	Westpac Banking Corp.	1.953%	11/20/28	3,853	3,259
[3]	Westpac Banking Corp.	2.894%	2/4/30	11,896	11,238
[3]	Westpac Banking Corp.	4.322%	11/23/31	5,017	4,649
	Willis North America Inc.	4.650%	6/15/27	8,029	7,686
	Willis North America Inc.	4.500%	9/15/28	266	249
					6,671,323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Health Care (2.2%)
	Abbott Laboratories	2.950%	3/15/25	2,408	2,325
	Abbott Laboratories	3.875%	9/15/25	4,301	4,187
	Abbott Laboratories	3.750%	11/30/26	5,598	5,370
	Abbott Laboratories	1.150%	1/30/28	5,000	4,257
	AbbVie Inc.	2.600%	11/21/24	31,910	30,760
	AbbVie Inc.	3.800%	3/15/25	25,222	24,518
	AbbVie Inc.	3.600%	5/14/25	20,592	19,906
	AbbVie Inc.	3.200%	5/14/26	3,407	3,219
	AbbVie Inc.	2.950%	11/21/26	22,115	20,529
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,581	2,417
	Aetna Inc.	3.500%	11/15/24	5,273	5,132
	Agilent Technologies Inc.	3.050%	9/22/26	3,703	3,442
	Amgen Inc.	1.900%	2/21/25	9,471	9,003
	Amgen Inc.	5.250%	3/2/25	5,855	5,811
	Amgen Inc.	5.507%	3/2/26	14,860	14,750
	Amgen Inc.	2.600%	8/19/26	3,198	2,952
	Amgen Inc.	2.200%	2/21/27	19,977	17,929
	Amgen Inc.	5.150%	3/2/28	30,770	30,250
	Amgen Inc.	1.650%	8/15/28	7,050	5,927
	AstraZeneca Finance LLC	1.200%	5/28/26	6,328	5,683
	AstraZeneca Finance LLC	4.875%	3/3/28	12,493	12,271
	AstraZeneca Finance LLC	1.750%	5/28/28	5,941	5,080
	AstraZeneca plc	3.375%	11/16/25	19,369	18,568
	AstraZeneca plc	0.700%	4/8/26	12,588	11,227
	AstraZeneca plc	3.125%	6/12/27	6,715	6,233
	Baxalta Inc.	4.000%	6/23/25	11,029	10,698
	Baxter International Inc.	1.322%	11/29/24	12,780	12,100
	Baxter International Inc.	2.600%	8/15/26	5,924	5,425
	Baxter International Inc.	1.915%	2/1/27	13,410	11,833
	Becton Dickinson & Co.	3.734%	12/15/24	3,786	3,690
	Becton Dickinson & Co.	3.700%	6/6/27	12,490	11,706
	Becton Dickinson & Co.	4.693%	2/13/28	4,155	4,025
	Biogen Inc.	4.050%	9/15/25	11,490	11,094
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,250	2,997
	Boston Scientific Corp.	1.900%	6/1/25	4,955	4,658
	Bristol-Myers Squibb Co.	0.750%	11/13/25	5,103	4,632
	Bristol-Myers Squibb Co.	3.200%	6/15/26	14,392	13,646
	Bristol-Myers Squibb Co.	1.125%	11/13/27	5,030	4,293
	Bristol-Myers Squibb Co.	3.450%	11/15/27	4,865	4,543
	Bristol-Myers Squibb Co.	3.900%	2/20/28	9,175	8,671
	Cardinal Health Inc.	3.750%	9/15/25	4,077	3,914
	Cardinal Health Inc.	3.410%	6/15/27	3,392	3,127
	Cencora Inc.	3.250%	3/1/25	4,367	4,218
	Cencora Inc.	3.450%	12/15/27	5,116	4,742
	Centene Corp.	4.250%	12/15/27	13,848	12,757
	Centene Corp.	2.450%	7/15/28	15,320	12,942
[3]	Cigna Group	3.250%	4/15/25	8,085	7,773
	Cigna Group	4.125%	11/15/25	16,587	16,063
[3]	Cigna Group	4.500%	2/25/26	4,035	3,923
	Cigna Group	1.250%	3/15/26	5,550	4,994
[3]	Cigna Group	3.400%	3/1/27	14,468	13,470
	Cigna Group	4.375%	10/15/28	3,475	3,283
	CommonSpirit Health	2.760%	10/1/24	5,849	5,664
	CommonSpirit Health	1.547%	10/1/25	4,716	4,325
	CommonSpirit Health	6.073%	11/1/27	3,000	3,026
	CVS Health Corp.	4.100%	3/25/25	456	445
	CVS Health Corp.	3.875%	7/20/25	31,141	30,081

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CVS Health Corp.	2.875%	6/1/26	10,893	10,144
CVS Health Corp.	3.000%	8/15/26	3,855	3,584
CVS Health Corp.	3.625%	4/1/27	3,036	2,836
CVS Health Corp.	1.300%	8/21/27	4,840	4,117
CVS Health Corp.	4.300%	3/25/28	35,198	33,287
CVS Health Corp.	3.250%	8/15/29	4,957	4,336
Danaher Corp.	3.350%	9/15/25	1,721	1,653
DH Europe Finance II Sarl	2.200%	11/15/24	4,090	3,932
Edwards Lifesciences Corp.	4.300%	6/15/28	4,075	3,840
Elevance Health Inc.	3.350%	12/1/24	6,987	6,781
Elevance Health Inc.	2.375%	1/15/25	9,181	8,767
Elevance Health Inc.	5.350%	10/15/25	1,898	1,886
Elevance Health Inc.	4.900%	2/8/26	3,700	3,627
Elevance Health Inc.	1.500%	3/15/26	4,460	4,042
Elevance Health Inc.	4.101%	3/1/28	17,696	16,665
Eli Lilly & Co.	5.500%	3/15/27	2,975	3,028
GE HealthCare Technologies Inc.	5.550%	11/15/24	5,595	5,567
GE HealthCare Technologies Inc.	5.600%	11/15/25	5,455	5,421
GE HealthCare Technologies Inc.	5.650%	11/15/27	16,915	16,883
Gilead Sciences Inc.	3.500%	2/1/25	8,030	7,799
Gilead Sciences Inc.	3.650%	3/1/26	24,339	23,295
Gilead Sciences Inc.	2.950%	3/1/27	13,775	12,710
Gilead Sciences Inc.	1.200%	10/1/27	2,400	2,041
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	8,734	8,494
HCA Inc.	5.375%	2/1/25	18,640	18,448
HCA Inc.	5.250%	4/15/25	13,943	13,770
HCA Inc.	5.875%	2/15/26	11,251	11,193
HCA Inc.	5.250%	6/15/26	9,258	9,065
HCA Inc.	5.375%	9/1/26	4,887	4,797
HCA Inc.	4.500%	2/15/27	2,385	2,274
HCA Inc.	3.125%	3/15/27	12,430	11,285
HCA Inc.	5.200%	6/1/28	3,835	3,706
HCA Inc.	5.625%	9/1/28	7,275	7,089
Humana Inc.	3.850%	10/1/24	6,854	6,713
Humana Inc.	4.500%	4/1/25	4,965	4,874
Humana Inc.	3.950%	3/15/27	3,210	3,043
Humana Inc.	5.750%	3/1/28	2,156	2,162
Illumina Inc.	5.800%	12/12/25	3,000	2,980
Illumina Inc.	5.750%	12/13/27	4,875	4,790
Johnson & Johnson	2.625%	1/15/25	3,233	3,127
Johnson & Johnson	0.550%	9/1/25	6,790	6,209
Johnson & Johnson	2.450%	3/1/26	11,460	10,761
Johnson & Johnson	2.950%	3/3/27	12,978	12,158
Johnson & Johnson	0.950%	9/1/27	976	838
Johnson & Johnson	2.900%	1/15/28	1,700	1,566
Kaiser Foundation Hospitals	3.150%	5/1/27	4,122	3,849
Laboratory Corp. of America Holdings	2.300%	12/1/24	3,997	3,829
Laboratory Corp. of America Holdings	3.600%	2/1/25	4,332	4,194
Laboratory Corp. of America Holdings	1.550%	6/1/26	4,585	4,102
McKesson Corp.	0.900%	12/3/25	5,371	4,852
McKesson Corp.	5.250%	2/15/26	3,020	2,986
McKesson Corp.	3.950%	2/16/28	1,800	1,702
McKesson Corp.	4.900%	7/15/28	839	819
Medtronic Global Holdings SCA	4.250%	3/30/28	7,840	7,500
Merck & Co. Inc.	2.750%	2/10/25	9,939	9,598
Merck & Co. Inc.	0.750%	2/24/26	6,003	5,405
Merck & Co. Inc.	1.700%	6/10/27	16,439	14,559
Merck & Co. Inc.	4.050%	5/17/28	3,975	3,821

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mylan Inc.	4.550%	4/15/28	7,645	7,023
	Novartis Capital Corp.	1.750%	2/14/25	8,891	8,457
	Novartis Capital Corp.	3.000%	11/20/25	5,662	5,394
	Novartis Capital Corp.	2.000%	2/14/27	15,127	13,670
	Novartis Capital Corp.	3.100%	5/17/27	4,759	4,450
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	2,217	2,012
	Pfizer Inc.	0.800%	5/28/25	5,200	4,818
	Pfizer Inc.	2.750%	6/3/26	9,719	9,108
	Pfizer Inc.	3.000%	12/15/26	9,183	8,595
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	21,566	21,278
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	21,566	21,059
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	36,000	34,698
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,742	2,500
	Quest Diagnostics Inc.	3.500%	3/30/25	5,147	4,965
	Quest Diagnostics Inc.	3.450%	6/1/26	8,009	7,578
	Revvity Inc.	1.900%	9/15/28	3,200	2,657
	Royalty Pharma plc	1.200%	9/2/25	4,835	4,394
	Royalty Pharma plc	1.750%	9/2/27	4,940	4,213
	Sanofi	3.625%	6/19/28	5,065	4,763
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	19,673	18,375
[3]	SSM Health Care Corp.	3.823%	6/1/27	2,994	2,810
	SSM Health Care Corp.	4.894%	6/1/28	3,500	3,413
	Stryker Corp.	3.375%	11/1/25	6,177	5,912
	Stryker Corp.	3.500%	3/15/26	1,545	1,473
	Stryker Corp.	3.650%	3/7/28	4,867	4,537
[3]	Sutter Health	1.321%	8/15/25	2,580	2,360
[3]	Sutter Health	3.695%	8/15/28	2,300	2,133
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	16,916	16,130
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	4,865	4,803
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	2,612	2,208
	UnitedHealth Group Inc.	5.000%	10/15/24	2,945	2,932
	UnitedHealth Group Inc.	3.750%	7/15/25	16,471	16,021
	UnitedHealth Group Inc.	5.150%	10/15/25	6,550	6,524
	UnitedHealth Group Inc.	3.700%	12/15/25	6,552	6,315
	UnitedHealth Group Inc.	1.250%	1/15/26	1,168	1,065
	UnitedHealth Group Inc.	3.100%	3/15/26	1,675	1,590
	UnitedHealth Group Inc.	1.150%	5/15/26	10,906	9,801
	UnitedHealth Group Inc.	3.450%	1/15/27	4,915	4,643
	UnitedHealth Group Inc.	3.375%	4/15/27	7,936	7,441
	UnitedHealth Group Inc.	3.700%	5/15/27	6,415	6,074
	UnitedHealth Group Inc.	5.250%	2/15/28	5,087	5,095
	UnitedHealth Group Inc.	3.850%	6/15/28	8,050	7,579
	Universal Health Services Inc.	1.650%	9/1/26	4,495	3,960
[3]	UPMC	3.600%	4/3/25	5,665	5,461
	Utah Acquisition Sub Inc.	3.950%	6/15/26	16,100	15,075
	Viatris Inc.	1.650%	6/22/25	6,125	5,656
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	5,836	5,544
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	5,112	4,813
	Zoetis Inc.	5.400%	11/14/25	5,030	5,009
	Zoetis Inc.	3.900%	8/20/28	570	535
					1,280,222
Industrials (1.8%)
	3M Co.	2.000%	2/14/25	4,580	4,341
	3M Co.	2.650%	4/15/25	2,900	2,760
[3]	3M Co.	3.000%	8/7/25	8,045	7,662
[3]	3M Co.	2.250%	9/19/26	2,099	1,908
	3M Co.	2.875%	10/15/27	4,520	4,086
[3]	3M Co.	3.625%	9/14/28	2,500	2,283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegion US Holding Co. Inc.	3.200%	10/1/24	3,362	3,257
	Amphenol Corp.	2.050%	3/1/25	3,050	2,898
[3]	BNSF Funding Trust I	6.613%	12/15/55	3,664	3,556
	Boeing Co.	2.850%	10/30/24	5,800	5,603
	Boeing Co.	4.875%	5/1/25	18,072	17,760
	Boeing Co.	2.600%	10/30/25	4,834	4,516
	Boeing Co.	2.750%	2/1/26	4,462	4,165
	Boeing Co.	2.196%	2/4/26	44,069	40,485
	Boeing Co.	3.100%	5/1/26	5,579	5,208
	Boeing Co.	2.250%	6/15/26	6,714	6,105
	Boeing Co.	2.700%	2/1/27	10,769	9,740
	Boeing Co.	5.040%	5/1/27	16,099	15,732
	Boeing Co.	3.250%	2/1/28	8,452	7,604
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	7,744	7,487
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,947	5,758
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	4,080	3,825
	Canadian National Railway Co.	2.750%	3/1/26	3,337	3,133
	Canadian Pacific Railway Co.	1.350%	12/2/24	12,267	11,631
	Canadian Pacific Railway Co.	2.900%	2/1/25	6,441	6,197
	Canadian Pacific Railway Co.	1.750%	12/2/26	8,804	7,853
	Carrier Global Corp.	2.242%	2/15/25	10,533	10,009
	Carrier Global Corp.	2.493%	2/15/27	13,635	12,278
[3]	Caterpillar Financial Services Corp.	2.150%	11/8/24	5,815	5,602
[3]	Caterpillar Financial Services Corp.	3.250%	12/1/24	8,998	8,762
[3]	Caterpillar Financial Services Corp.	4.900%	1/17/25	5,035	5,000
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,085	3,829
	Caterpillar Financial Services Corp.	5.150%	8/11/25	5,000	4,972
[3]	Caterpillar Financial Services Corp.	3.650%	8/12/25	6,476	6,269
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	2,572	2,336
	Caterpillar Financial Services Corp.	0.900%	3/2/26	6,806	6,133
[3]	Caterpillar Financial Services Corp.	4.350%	5/15/26	7,500	7,329
[3]	Caterpillar Financial Services Corp.	1.150%	9/14/26	3,350	2,982
[3]	Caterpillar Financial Services Corp.	1.700%	1/8/27	9,191	8,228
[3]	Caterpillar Financial Services Corp.	3.600%	8/12/27	11,288	10,651
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,000	4,685
	CNH Industrial Capital LLC	5.450%	10/14/25	2,224	2,208
	CNH Industrial Capital LLC	1.875%	1/15/26	3,740	3,429
	CNH Industrial Capital LLC	4.550%	4/10/28	12,220	11,607
	CNH Industrial Capital LLC	5.500%	1/12/29	3,500	3,439
[3]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	3,703	3,601
	CSX Corp.	3.350%	11/1/25	7,870	7,528
	CSX Corp.	2.600%	11/1/26	5,385	4,941
	CSX Corp.	3.250%	6/1/27	998	926
	Cummins Inc.	0.750%	9/1/25	2,396	2,190
	Deere & Co.	2.750%	4/15/25	3,644	3,496
[5]	Delta Air Lines Inc.	4.750%	10/20/28	10,000	9,511
	Dover Corp.	3.150%	11/15/25	3,571	3,385
	Eaton Corp.	3.103%	9/15/27	5,318	4,897
	Emerson Electric Co.	3.150%	6/1/25	864	832
	Emerson Electric Co.	0.875%	10/15/26	3,759	3,298
	Emerson Electric Co.	1.800%	10/15/27	4,578	4,002
	FedEx Corp.	3.250%	4/1/26	3,050	2,893
	Fortive Corp.	3.150%	6/15/26	5,278	4,935
	General Dynamics Corp.	2.375%	11/15/24	5,066	4,882
	General Dynamics Corp.	3.250%	4/1/25	3,975	3,840
	General Dynamics Corp.	3.500%	5/15/25	3,457	3,348
	General Dynamics Corp.	3.500%	4/1/27	5,090	4,794

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	2.625%	11/15/27	4,140	3,732
	General Dynamics Corp.	3.750%	5/15/28	8,209	7,709
	GXO Logistics Inc.	1.650%	7/15/26	4,370	3,847
	HEICO Corp.	5.250%	8/1/28	2,000	1,952
	Hexcel Corp.	4.200%	2/15/27	3,379	3,130
	Honeywell International Inc.	4.850%	11/1/24	8,425	8,368
	Honeywell International Inc.	1.350%	6/1/25	2,194	2,053
	Honeywell International Inc.	2.500%	11/1/26	5,174	4,783
	Honeywell International Inc.	1.100%	3/1/27	7,621	6,680
	Honeywell International Inc.	4.950%	2/15/28	4,525	4,505
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	319	308
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	5,667	5,169
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,500	2,096
	Illinois Tool Works Inc.	2.650%	11/15/26	6,476	6,018
	Ingersoll Rand Inc.	5.400%	8/14/28	585	575
	Jacobs Engineering Group Inc.	6.350%	8/18/28	4,000	3,988
	JB Hunt Transport Services Inc.	3.875%	3/1/26	6,102	5,859
[3]	John Deere Capital Corp.	2.050%	1/9/25	8,914	8,533
[3]	John Deere Capital Corp.	1.250%	1/10/25	6,880	6,523
[3]	John Deere Capital Corp.	3.400%	6/6/25	8,682	8,389
[3]	John Deere Capital Corp.	4.950%	6/6/25	5,050	5,016
[3]	John Deere Capital Corp.	4.050%	9/8/25	4,060	3,964
	John Deere Capital Corp.	5.300%	9/8/25	4,000	3,992
[3]	John Deere Capital Corp.	4.800%	1/9/26	2,410	2,380
[3]	John Deere Capital Corp.	0.700%	1/15/26	5,745	5,176
[3]	John Deere Capital Corp.	5.050%	3/3/26	3,000	2,979
[3]	John Deere Capital Corp.	4.750%	6/8/26	2,105	2,074
[3]	John Deere Capital Corp.	1.050%	6/17/26	4,615	4,127
[3]	John Deere Capital Corp.	5.150%	9/8/26	2,750	2,743
[3]	John Deere Capital Corp.	2.250%	9/14/26	5,064	4,668
[3]	John Deere Capital Corp.	1.300%	10/13/26	5,235	4,664
[3]	John Deere Capital Corp.	1.700%	1/11/27	6,010	5,359
[3]	John Deere Capital Corp.	1.750%	3/9/27	1,446	1,285
[3]	John Deere Capital Corp.	4.150%	9/15/27	14,670	14,116
[3]	John Deere Capital Corp.	3.050%	1/6/28	235	217
[3]	John Deere Capital Corp.	4.750%	1/20/28	12,033	11,796
[3]	John Deere Capital Corp.	4.900%	3/3/28	8,750	8,622
[3]	John Deere Capital Corp.	4.950%	7/14/28	12,311	12,137
[3]	Johnson Controls International plc	3.900%	2/14/26	3,064	2,933
	Keysight Technologies Inc.	4.550%	10/30/24	5,544	5,448
	Keysight Technologies Inc.	4.600%	4/6/27	4,545	4,373
	Kirby Corp.	4.200%	3/1/28	4,693	4,362
	L3Harris Technologies Inc.	3.832%	4/27/25	5,540	5,374
	L3Harris Technologies Inc.	5.400%	1/15/27	3,027	3,002
	L3Harris Technologies Inc.	4.400%	6/15/28	7,674	7,265
[3]	L3Harris Technologies Inc.	4.400%	6/15/28	8,463	8,007
	Lennox International Inc.	3.000%	11/15/23	1,625	1,619
	Lennox International Inc.	1.350%	8/1/25	3,773	3,470
	Lennox International Inc.	5.500%	9/15/28	3,200	3,141
[5]	LKQ Corp.	5.750%	6/15/28	5,975	5,838
	Lockheed Martin Corp.	4.950%	10/15/25	3,848	3,818
	Lockheed Martin Corp.	3.550%	1/15/26	6,800	6,542
	Lockheed Martin Corp.	5.100%	11/15/27	18,440	18,332
	Lockheed Martin Corp.	4.450%	5/15/28	9,995	9,661
[5]	Mileage Plus Holdings LLC	6.500%	6/20/27	5,243	5,204
	Norfolk Southern Corp.	3.650%	8/1/25	592	571
	Norfolk Southern Corp.	2.900%	6/15/26	3,780	3,539
	Norfolk Southern Corp.	3.150%	6/1/27	2,542	2,347

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	3.800%	8/1/28	1,865	1,737
	Northrop Grumman Corp.	2.930%	1/15/25	4,903	4,728
	Northrop Grumman Corp.	3.200%	2/1/27	5,855	5,465
	Northrop Grumman Corp.	3.250%	1/15/28	17,581	16,116
	Otis Worldwide Corp.	2.056%	4/5/25	9,437	8,907
	Otis Worldwide Corp.	2.293%	4/5/27	4,599	4,134
	Otis Worldwide Corp.	5.250%	8/16/28	5,625	5,523
[3]	PACCAR Financial Corp.	0.900%	11/8/24	2,712	2,572
[3]	PACCAR Financial Corp.	1.800%	2/6/25	4,642	4,414
[3]	PACCAR Financial Corp.	5.050%	8/10/26	1,795	1,786
	PACCAR Financial Corp.	4.600%	1/10/28	4,975	4,850
[3]	PACCAR Financial Corp.	4.950%	8/10/28	2,000	1,977
[3]	Parker-Hannifin Corp.	3.300%	11/21/24	9,393	9,140
	Parker-Hannifin Corp.	3.250%	3/1/27	2,835	2,638
	Parker-Hannifin Corp.	4.250%	9/15/27	7,515	7,175
	Precision Castparts Corp.	3.250%	6/15/25	5,704	5,502
[5]	Regal Rexnord Corp.	6.050%	2/15/26	6,650	6,565
[5]	Regal Rexnord Corp.	6.050%	4/15/28	8,500	8,264
	Republic Services Inc.	3.200%	3/15/25	6,765	6,527
	Republic Services Inc.	0.875%	11/15/25	3,682	3,329
	Republic Services Inc.	2.900%	7/1/26	4,758	4,449
	Republic Services Inc.	3.950%	5/15/28	942	883
	Rockwell Automation Inc.	2.875%	3/1/25	1,036	998
	RTX Corp.	3.950%	8/16/25	9,728	9,408
	RTX Corp.	5.000%	2/27/26	1,225	1,209
	RTX Corp.	3.500%	3/15/27	8,833	8,216
	RTX Corp.	3.125%	5/4/27	11,662	10,720
	RTX Corp.	4.125%	11/16/28	2,335	2,174
[3]	Ryder System Inc.	4.625%	6/1/25	7,209	7,045
[3]	Ryder System Inc.	3.350%	9/1/25	932	889
[3]	Ryder System Inc.	1.750%	9/1/26	3,111	2,789
[3]	Ryder System Inc.	2.850%	3/1/27	2,030	1,845
[3]	Ryder System Inc.	5.650%	3/1/28	4,685	4,633
[3]	Ryder System Inc.	5.250%	6/1/28	6,075	5,917
	Southwest Airlines Co.	5.250%	5/4/25	5,572	5,506
	Southwest Airlines Co.	5.125%	6/15/27	11,055	10,774
	Southwest Airlines Co.	3.450%	11/16/27	2,285	2,091
	Teledyne Technologies Inc.	1.600%	4/1/26	2,911	2,636
	Teledyne Technologies Inc.	2.250%	4/1/28	5,240	4,509
	Textron Inc.	3.875%	3/1/25	4,084	3,964
	Textron Inc.	4.000%	3/15/26	2,375	2,280
	Textron Inc.	3.650%	3/15/27	3,892	3,628
	Trane Technologies Financing Ltd.	3.550%	11/1/24	4,055	3,952
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	5,000	4,622
	Trimble Inc.	4.750%	12/1/24	3,307	3,250
	Trimble Inc.	4.900%	6/15/28	3,715	3,548
	Tyco Electronics Group SA	4.500%	2/13/26	4,500	4,398
	Tyco Electronics Group SA	3.700%	2/15/26	3,149	3,019
	Tyco Electronics Group SA	3.125%	8/15/27	4,857	4,479
	Union Pacific Corp.	3.250%	1/15/25	6,289	6,100
	Union Pacific Corp.	3.750%	7/15/25	1,517	1,469
	Union Pacific Corp.	3.250%	8/15/25	4,168	4,005
	Union Pacific Corp.	2.750%	3/1/26	2,272	2,133
	Union Pacific Corp.	3.950%	9/10/28	11,000	10,375
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	445	426
[3]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,520	2,384

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	3,891	3,625
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	10,242	10,146
[3]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	4,784	4,602
	United Parcel Service Inc.	2.800%	11/15/24	2,764	2,679
	United Parcel Service Inc.	3.900%	4/1/25	1,264	1,233
	United Parcel Service Inc.	2.400%	11/15/26	5,003	4,615
	United Parcel Service Inc.	3.050%	11/15/27	7,215	6,637
[5]	Veralto Corp.	5.350%	9/18/28	6,000	5,930
	Vontier Corp.	1.800%	4/1/26	4,422	3,962
	Waste Management Inc.	0.750%	11/15/25	4,468	4,051
	Waste Management Inc.	3.150%	11/15/27	10,105	9,291
	Waste Management Inc.	2.000%	6/1/29	3,975	3,314
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	5,103	4,849
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	5,000	4,645
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	10,049	9,445
	WW Grainger Inc.	1.850%	2/15/25	4,175	3,966
	Xylem Inc.	3.250%	11/1/26	2,124	1,980
	Xylem Inc.	1.950%	1/30/28	4,715	4,053
					1,034,073
Materials (0.5%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	3,372	3,116
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,202	4,616
	Albemarle Corp.	4.650%	6/1/27	2,500	2,396
	Amcor Flexibles North America Inc.	4.000%	5/17/25	4,208	4,070
	ArcelorMittal SA	4.550%	3/11/26	3,097	3,019
	ArcelorMittal SA	6.550%	11/29/27	4,486	4,552
	Berry Global Inc.	1.570%	1/15/26	5,491	4,962
	Berry Global Inc.	1.650%	1/15/27	6,225	5,357
[5]	Berry Global Inc.	5.500%	4/15/28	4,340	4,190
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	7,844	7,734
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	5,000	4,968
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	9,515	9,262
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	2,000	1,963
	Carlisle Cos. Inc.	3.500%	12/1/24	2,451	2,374
	Celanese US Holdings LLC	6.050%	3/15/25	4,091	4,075
	Celanese US Holdings LLC	1.400%	8/5/26	3,270	2,845
	Celanese US Holdings LLC	6.165%	7/15/27	14,450	14,247
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	3,450	3,115
	Dow Chemical Co.	4.550%	11/30/25	269	262
	DuPont de Nemours Inc.	4.493%	11/15/25	8,064	7,872
	Eastman Chemical Co.	3.800%	3/15/25	6,052	5,867
	Ecolab Inc.	2.700%	11/1/26	6,885	6,380
	Ecolab Inc.	3.250%	12/1/27	4,000	3,699
	Ecolab Inc.	5.250%	1/15/28	2,650	2,644
	EIDP Inc.	1.700%	7/15/25	3,974	3,701
	EIDP Inc.	4.500%	5/15/26	4,200	4,089
	FMC Corp.	5.150%	5/18/26	1,900	1,845
	FMC Corp.	3.200%	10/1/26	4,640	4,243
	Freeport-McMoRan Inc.	4.550%	11/14/24	5,655	5,551
	Freeport-McMoRan Inc.	5.000%	9/1/27	4,725	4,497
	Freeport-McMoRan Inc.	4.125%	3/1/28	2,850	2,610
[5]	Georgia-Pacific LLC	1.750%	9/30/25	2,100	1,941
[5]	Georgia-Pacific LLC	2.100%	4/30/27	1,300	1,161
	Kinross Gold Corp.	4.500%	7/15/27	4,000	3,793
	Linde Inc.	4.800%	12/5/24	3,710	3,683

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Linde Inc.	2.650%	2/5/25	2,371	2,282
Linde Inc.	4.700%	12/5/25	4,455	4,397
Linde Inc.	3.200%	1/30/26	5,517	5,280
LYB International Finance II BV	3.500%	3/2/27	2,030	1,888
LYB International Finance III LLC	1.250%	10/1/25	3,240	2,952
Mosaic Co.	4.050%	11/15/27	5,000	4,692
Nucor Corp.	3.950%	5/23/25	2,000	1,940
Nucor Corp.	2.000%	6/1/25	7,617	7,154
Nucor Corp.	4.300%	5/23/27	4,160	3,988
Nucor Corp.	3.950%	5/1/28	1,582	1,482
Nutrien Ltd.	5.900%	11/7/24	2,305	2,299
Nutrien Ltd.	3.000%	4/1/25	5,190	4,957
Nutrien Ltd.	5.950%	11/7/25	2,135	2,136
Nutrien Ltd.	4.000%	12/15/26	4,036	3,825
Nutrien Ltd.	4.900%	3/27/28	5,248	5,069
Packaging Corp. of America	3.400%	12/15/27	3,867	3,562
PPG Industries Inc.	1.200%	3/15/26	4,945	4,439
PPG Industries Inc.	3.750%	3/15/28	1,571	1,461
Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,500	2,292
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,940	5,297
RPM International Inc.	3.750%	3/15/27	3,728	3,470
Sherwin-Williams Co.	3.450%	8/1/25	4,890	4,693
Sherwin-Williams Co.	4.250%	8/8/25	1,550	1,507
Sherwin-Williams Co.	3.950%	1/15/26	4,124	3,972
Sherwin-Williams Co.	3.450%	6/1/27	9,946	9,257
Sonoco Products Co.	2.250%	2/1/27	3,000	2,664
Southern Copper Corp.	3.875%	4/23/25	4,920	4,722
Steel Dynamics Inc.	2.800%	12/15/24	3,237	3,114
Steel Dynamics Inc.	2.400%	6/15/25	7,546	7,086
Suzano International Finance BV	4.000%	1/14/25	2,781	2,729
Suzano International Finance BV	5.500%	1/17/27	4,934	4,835
Vulcan Materials Co.	4.500%	4/1/25	3,012	2,949
Vulcan Materials Co.	3.900%	4/1/27	2,601	2,450
Westlake Corp.	3.600%	8/15/26	5,743	5,418
WRKCo Inc.	3.750%	3/15/25	5,145	4,995
WRKCo Inc.	4.650%	3/15/26	6,075	5,882
WRKCo Inc.	4.000%	3/15/28	4,304	3,989
WRKCo Inc.	3.900%	6/1/28	4,832	4,427
				300,250
Real Estate (1.0%)
Agree LP	2.000%	6/15/28	2,047	1,685
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	10,033	9,652
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	4,522	4,305
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,370	1,267
American Homes 4 Rent LP	4.250%	2/15/28	3,819	3,551
American Tower Corp.	2.950%	1/15/25	5,191	4,988
American Tower Corp.	2.400%	3/15/25	4,718	4,472
American Tower Corp.	4.000%	6/1/25	8,275	8,005
American Tower Corp.	1.300%	9/15/25	693	634
American Tower Corp.	4.400%	2/15/26	4,215	4,081
American Tower Corp.	1.600%	4/15/26	2,506	2,252
American Tower Corp.	1.450%	9/15/26	4,060	3,581
American Tower Corp.	3.375%	10/15/26	10,758	10,029
American Tower Corp.	2.750%	1/15/27	4,388	3,963
American Tower Corp.	3.125%	1/15/27	4,279	3,908
American Tower Corp.	3.650%	3/15/27	4,975	4,613
American Tower Corp.	3.600%	1/15/28	5,990	5,439
American Tower Corp.	5.500%	3/15/28	5,245	5,142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	5.250%	7/15/28	4,030	3,895
[3]	AvalonBay Communities Inc.	3.500%	11/15/24	3,673	3,579
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	3,961	3,819
[3]	AvalonBay Communities Inc.	3.500%	11/15/25	3,909	3,728
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	3,319	3,065
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	3,543	3,275
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	3,374	3,076
	Boston Properties LP	3.200%	1/15/25	5,010	4,798
	Boston Properties LP	2.750%	10/1/26	6,630	5,941
	Boston Properties LP	6.750%	12/1/27	5,925	5,957
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,868	5,641
	Brixmor Operating Partnership LP	3.900%	3/15/27	4,995	4,599
	Brixmor Operating Partnership LP	2.250%	4/1/28	2,000	1,686
	CBRE Services Inc.	4.875%	3/1/26	5,030	4,893
	Corporate Office Properties LP	2.250%	3/15/26	2,887	2,602
	Crown Castle Inc.	1.350%	7/15/25	8,375	7,714
	Crown Castle Inc.	4.450%	2/15/26	10,590	10,245
	Crown Castle Inc.	3.700%	6/15/26	5,795	5,480
	Crown Castle Inc.	1.050%	7/15/26	4,370	3,834
	Crown Castle Inc.	4.000%	3/1/27	5,720	5,368
	Crown Castle Inc.	2.900%	3/15/27	4,714	4,271
	Crown Castle Inc.	5.000%	1/11/28	7,157	6,902
	Crown Castle Inc.	3.800%	2/15/28	5,704	5,229
	Crown Castle Inc.	4.800%	9/1/28	3,000	2,848
	CubeSmart LP	4.000%	11/15/25	550	526
	CubeSmart LP	3.125%	9/1/26	3,430	3,161
	Digital Realty Trust LP	3.700%	8/15/27	8,061	7,442
	Digital Realty Trust LP	5.550%	1/15/28	7,025	6,860
	EPR Properties	4.500%	4/1/25	564	544
	EPR Properties	4.750%	12/15/26	1,181	1,082
	EPR Properties	4.500%	6/1/27	1,516	1,356
	EPR Properties	4.950%	4/15/28	4,000	3,537
	Equinix Inc.	2.625%	11/18/24	7,162	6,891
	Equinix Inc.	1.250%	7/15/25	2,250	2,070
	Equinix Inc.	1.000%	9/15/25	4,790	4,354
	Equinix Inc.	1.450%	5/15/26	3,478	3,107
	Equinix Inc.	2.900%	11/18/26	4,758	4,360
	Equinix Inc.	1.800%	7/15/27	4,821	4,156
	Equinix Inc.	1.550%	3/15/28	3,824	3,182
	ERP Operating LP	3.375%	6/1/25	3,330	3,200
	ERP Operating LP	2.850%	11/1/26	3,778	3,489
	ERP Operating LP	3.250%	8/1/27	1,449	1,325
	Essex Portfolio LP	3.500%	4/1/25	4,418	4,250
	Essex Portfolio LP	3.375%	4/15/26	4,095	3,868
	Essex Portfolio LP	3.625%	5/1/27	4,887	4,513
	Essex Portfolio LP	1.700%	3/1/28	2,247	1,878
	Extra Space Storage LP	3.500%	7/1/26	2,648	2,477
	Extra Space Storage LP	5.700%	4/1/28	5,270	5,201
	Federal Realty OP LP	3.250%	7/15/27	2,671	2,431
	Federal Realty OP LP	5.375%	5/1/28	4,400	4,276
	GLP Capital LP	5.250%	6/1/25	6,299	6,171
	GLP Capital LP	5.375%	4/15/26	8,138	7,895
	Healthcare Realty Holdings LP	3.500%	8/1/26	3,883	3,606
	Healthpeak OP LLC	3.400%	2/1/25	3,230	3,118
	Healthpeak OP LLC	4.000%	6/1/25	3,456	3,351
	Healthpeak OP LLC	3.250%	7/15/26	3,517	3,308
	Highwoods Realty LP	3.875%	3/1/27	2,832	2,581
	Highwoods Realty LP	4.125%	3/15/28	3,000	2,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	1,290	1,240
[3]	Host Hotels & Resorts LP	4.500%	2/1/26	3,820	3,666
	Hudson Pacific Properties LP	5.950%	2/15/28	1,920	1,601
	Kilroy Realty LP	3.450%	12/15/24	3,779	3,633
	Kilroy Realty LP	4.375%	10/1/25	2,403	2,300
	Kimco Realty OP LLC	3.300%	2/1/25	4,269	4,103
	Kimco Realty OP LLC	3.850%	6/1/25	2,025	1,925
	Kimco Realty OP LLC	2.800%	10/1/26	4,565	4,171
	Kimco Realty OP LLC	3.800%	4/1/27	2,575	2,386
	Kimco Realty OP LLC	1.900%	3/1/28	2,275	1,912
	Kite Realty Group LP	4.000%	10/1/26	4,003	3,645
	Kite Realty Group Trust	4.000%	3/15/25	785	752
	Mid-America Apartments LP	4.000%	11/15/25	2,274	2,200
	Mid-America Apartments LP	1.100%	9/15/26	1,390	1,225
	Mid-America Apartments LP	3.600%	6/1/27	2,986	2,794
	Mid-America Apartments LP	4.200%	6/15/28	1,853	1,743
	NNN REIT Inc.	4.000%	11/15/25	139	133
	NNN REIT Inc.	3.600%	12/15/26	4,907	4,556
	NNN REIT Inc.	3.500%	10/15/27	700	638
	NNN REIT Inc.	4.300%	10/15/28	264	244
	Omega Healthcare Investors Inc.	4.500%	1/15/25	4,273	4,154
	Omega Healthcare Investors Inc.	5.250%	1/15/26	4,302	4,186
	Omega Healthcare Investors Inc.	4.750%	1/15/28	5,325	4,952
	Physicians Realty LP	4.300%	3/15/27	3,903	3,662
	Physicians Realty LP	3.950%	1/15/28	1,605	1,449
	Piedmont Operating Partnership LP	9.250%	7/20/28	2,665	2,686
	Prologis LP	3.250%	10/1/26	4,743	4,461
	Prologis LP	2.125%	4/15/27	4,978	4,454
	Prologis LP	3.375%	12/15/27	1,553	1,426
	Prologis LP	4.875%	6/15/28	5,620	5,461
	Prologis LP	3.875%	9/15/28	776	720
	Prologis LP	4.000%	9/15/28	2,800	2,612
	Public Storage Operating Co.	0.875%	2/15/26	1,618	1,452
	Public Storage Operating Co.	1.500%	11/9/26	2,050	1,830
	Public Storage Operating Co.	3.094%	9/15/27	1,879	1,731
	Public Storage Operating Co.	1.850%	5/1/28	1,004	859
	Public Storage Operating Co.	1.950%	11/9/28	1,756	1,486
	Public Storage Operating Co.	5.125%	1/15/29	900	885
	Realty Income Corp.	3.875%	4/15/25	2,582	2,506
	Realty Income Corp.	4.625%	11/1/25	4,685	4,574
	Realty Income Corp.	0.750%	3/15/26	4,694	4,153
	Realty Income Corp.	4.875%	6/1/26	3,711	3,633
	Realty Income Corp.	4.125%	10/15/26	6,137	5,869
	Realty Income Corp.	3.000%	1/15/27	4,664	4,272
	Realty Income Corp.	3.950%	8/15/27	4,464	4,177
	Realty Income Corp.	3.400%	1/15/28	4,973	4,514
	Realty Income Corp.	3.650%	1/15/28	5,035	4,639
	Realty Income Corp.	2.200%	6/15/28	3,525	3,001
	Regency Centers LP	3.600%	2/1/27	4,060	3,795
	Regency Centers LP	4.125%	3/15/28	1,644	1,522
	Rexford Industrial Realty LP	5.000%	6/15/28	1,300	1,244
	Sabra Health Care LP	5.125%	8/15/26	4,652	4,445
	Simon Property Group LP	3.375%	10/1/24	12,903	12,556
	Simon Property Group LP	3.500%	9/1/25	11,411	10,946
	Simon Property Group LP	3.300%	1/15/26	4,090	3,880
	Simon Property Group LP	3.250%	11/30/26	1,573	1,463
	Simon Property Group LP	3.375%	6/15/27	4,000	3,689
	Simon Property Group LP	3.375%	12/1/27	1,000	913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	1.750%	2/1/28	4,670	3,962
	SITE Centers Corp.	3.625%	2/1/25	2,757	2,623
	SITE Centers Corp.	4.700%	6/1/27	4,945	4,566
	Spirit Realty LP	3.200%	1/15/27	1,942	1,759
	Spirit Realty LP	2.100%	3/15/28	1,539	1,295
	STORE Capital Corp.	4.500%	3/15/28	2,550	2,235
	Sun Communities Operating LP	2.300%	11/1/28	2,123	1,761
	Tanger Properties LP	3.125%	9/1/26	3,446	3,112
	Tanger Properties LP	3.875%	7/15/27	2,476	2,185
[3]	UDR Inc.	2.950%	9/1/26	2,672	2,468
	Ventas Realty LP	2.650%	1/15/25	4,522	4,309
	Ventas Realty LP	3.500%	2/1/25	8,252	7,939
	Ventas Realty LP	3.250%	10/15/26	3,447	3,165
	Ventas Realty LP	3.850%	4/1/27	1,059	983
	Ventas Realty LP	4.000%	3/1/28	2,450	2,248
	VICI Properties LP	4.375%	5/15/25	4,440	4,298
	VICI Properties LP	4.750%	2/15/28	8,820	8,251
	Vornado Realty LP	3.500%	1/15/25	3,874	3,666
	Vornado Realty LP	2.150%	6/1/26	4,748	4,033
	Welltower OP LLC	4.000%	6/1/25	19,314	18,656
	Welltower OP LLC	4.250%	4/15/28	5,300	4,929
	Weyerhaeuser Co.	4.750%	5/15/26	2,564	2,502
	WP Carey Inc.	4.000%	2/1/25	1,835	1,784
	WP Carey Inc.	4.250%	10/1/26	2,355	2,250
					590,349
Technology (2.2%)
	Adobe Inc.	1.900%	2/1/25	1,621	1,547
	Adobe Inc.	3.250%	2/1/25	7,913	7,690
	Adobe Inc.	2.150%	2/1/27	9,003	8,172
	Analog Devices Inc.	2.950%	4/1/25	555	534
	Analog Devices Inc.	3.500%	12/5/26	8,669	8,222
	Analog Devices Inc.	3.450%	6/15/27	4,363	4,084
	Apple Inc.	2.750%	1/13/25	11,429	11,051
	Apple Inc.	2.500%	2/9/25	11,926	11,477
	Apple Inc.	1.125%	5/11/25	21,357	19,973
	Apple Inc.	3.200%	5/13/25	10,306	9,963
	Apple Inc.	0.550%	8/20/25	3,627	3,325
	Apple Inc.	0.700%	2/8/26	17,187	15,478
	Apple Inc.	3.250%	2/23/26	22,404	21,403
	Apple Inc.	2.450%	8/4/26	20,650	19,191
	Apple Inc.	2.050%	9/11/26	8,746	8,039
	Apple Inc.	3.350%	2/9/27	20,460	19,334
	Apple Inc.	3.200%	5/11/27	16,002	15,019
	Apple Inc.	3.000%	6/20/27	5,567	5,182
	Apple Inc.	3.000%	11/13/27	10,000	9,234
	Apple Inc.	1.200%	2/8/28	19,375	16,522
	Apple Inc.	4.000%	5/10/28	22,720	21,795
	Apple Inc.	1.400%	8/5/28	6,766	5,730
	Applied Materials Inc.	3.900%	10/1/25	4,853	4,712
	Applied Materials Inc.	3.300%	4/1/27	8,780	8,232
	Arrow Electronics Inc.	4.000%	4/1/25	2,538	2,456
	Arrow Electronics Inc.	3.875%	1/12/28	4,184	3,821
	Autodesk Inc.	4.375%	6/15/25	2,636	2,578
	Autodesk Inc.	3.500%	6/15/27	4,360	4,069
	Automatic Data Processing Inc.	3.375%	9/15/25	5,072	4,889
	Automatic Data Processing Inc.	1.700%	5/15/28	5,323	4,592
	Avnet Inc.	4.625%	4/15/26	4,520	4,345
	Avnet Inc.	6.250%	3/15/28	3,850	3,834

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Block Financial LLC	5.250%	10/1/25	1,347	1,323
Broadcom Corp.	3.875%	1/15/27	22,935	21,552
Broadcom Corp.	3.500%	1/15/28	5,577	5,066
Broadcom Inc.	3.625%	10/15/24	8,269	8,065
Broadcom Inc.	3.150%	11/15/25	6,926	6,539
Broadcom Inc.	3.459%	9/15/26	8,235	7,726
Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,470	4,196
Cadence Design Systems Inc.	4.375%	10/15/24	3,026	2,982
CDW LLC	5.500%	12/1/24	4,215	4,169
CDW LLC	4.125%	5/1/25	3,480	3,358
CDW LLC	2.670%	12/1/26	5,200	4,689
CGI Inc.	1.450%	9/14/26	4,423	3,902
Cintas Corp. No. 2	3.700%	4/1/27	10,338	9,799
Cisco Systems Inc.	2.950%	2/28/26	5,087	4,831
Cisco Systems Inc.	2.500%	9/20/26	9,021	8,381
Concentrix Corp.	6.650%	8/2/26	7,640	7,596
Concentrix Corp.	6.600%	8/2/28	7,635	7,366
Dell International LLC	5.850%	7/15/25	7,290	7,278
Dell International LLC	6.020%	6/15/26	22,435	22,504
Dell International LLC	4.900%	10/1/26	7,909	7,719
Dell International LLC	6.100%	7/15/27	3,845	3,891
Dell International LLC	5.250%	2/1/28	7,810	7,688
DXC Technology Co.	1.800%	9/15/26	2,231	1,958
DXC Technology Co.	2.375%	9/15/28	4,200	3,415
Equifax Inc.	2.600%	12/1/24	4,569	4,389
Equifax Inc.	2.600%	12/15/25	5,510	5,126
Equifax Inc.	5.100%	12/15/27	2,995	2,901
Equifax Inc.	5.100%	6/1/28	9,330	8,990
Fidelity National Information Services Inc.	1.150%	3/1/26	12,427	11,126
Fidelity National Information Services Inc.	1.650%	3/1/28	3,175	2,684
Fiserv Inc.	3.850%	6/1/25	4,555	4,402
Fiserv Inc.	3.200%	7/1/26	17,075	15,957
Fiserv Inc.	2.250%	6/1/27	3,623	3,213
Fiserv Inc.	5.450%	3/2/28	7,170	7,101
Fiserv Inc.	5.375%	8/21/28	1,634	1,610
Flex Ltd.	4.750%	6/15/25	1,652	1,611
Flex Ltd.	3.750%	2/1/26	3,715	3,526
Fortinet Inc.	1.000%	3/15/26	3,100	2,762
Global Payments Inc.	1.500%	11/15/24	6,456	6,128
Global Payments Inc.	2.650%	2/15/25	10,795	10,287
Global Payments Inc.	1.200%	3/1/26	4,573	4,079
Global Payments Inc.	4.800%	4/1/26	5,222	5,062
Global Payments Inc.	2.150%	1/15/27	6,764	5,961
Global Payments Inc.	4.950%	8/15/27	2,249	2,160
Harman International Industries Inc.	4.150%	5/15/25	3,372	3,273
Hewlett Packard Enterprise Co.	5.900%	10/1/24	8,000	7,992
Hewlett Packard Enterprise Co.	4.900%	10/15/25	11,629	11,414
Hewlett Packard Enterprise Co.	1.750%	4/1/26	4,525	4,110
Hewlett Packard Enterprise Co.	5.250%	7/1/28	7,165	6,985
HP Inc.	2.200%	6/17/25	7,429	6,985
HP Inc.	1.450%	6/17/26	3,376	3,020
HP Inc.	3.000%	6/17/27	8,857	8,046
HP Inc.	4.750%	1/15/28	14,000	13,417
Hubbell Inc.	3.350%	3/1/26	2,557	2,424
Intel Corp.	3.400%	3/25/25	10,710	10,373
Intel Corp.	3.700%	7/29/25	19,865	19,223
Intel Corp.	2.600%	5/19/26	5,134	4,803
Intel Corp.	3.750%	3/25/27	10,101	9,584

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.150%	5/11/27	3,761	3,483
	Intel Corp.	3.750%	8/5/27	9,210	8,684
	Intel Corp.	4.875%	2/10/28	19,159	18,788
	Intel Corp.	1.600%	8/12/28	2,625	2,218
	International Business Machines Corp.	7.000%	10/30/25	7,415	7,621
	International Business Machines Corp.	3.450%	2/19/26	6,245	5,951
	International Business Machines Corp.	3.300%	5/15/26	17,956	17,003
	International Business Machines Corp.	3.300%	1/27/27	3,298	3,085
	International Business Machines Corp.	1.700%	5/15/27	8,939	7,826
	International Business Machines Corp.	6.220%	8/1/27	3,495	3,595
	International Business Machines Corp.	4.500%	2/6/28	10,285	9,930
	Intuit Inc.	0.950%	7/15/25	3,038	2,798
	Intuit Inc.	5.125%	9/15/28	4,800	4,747
	Jabil Inc.	4.250%	5/15/27	4,270	4,032
	Juniper Networks Inc.	1.200%	12/10/25	3,136	2,829
	KLA Corp.	4.650%	11/1/24	4,737	4,672
	Kyndryl Holdings Inc.	2.050%	10/15/26	4,548	3,964
	Lam Research Corp.	3.800%	3/15/25	2,504	2,438
	Lam Research Corp.	3.750%	3/15/26	9,087	8,741
	Legrand France SA	8.500%	2/15/25	3,699	3,836
	Leidos Inc.	3.625%	5/15/25	4,502	4,322
	Marvell Technology Inc.	1.650%	4/15/26	3,408	3,080
	Marvell Technology Inc.	2.450%	4/15/28	5,000	4,318
[3]	Marvell Technology Inc.	4.875%	6/22/28	3,300	3,153
	Microchip Technology Inc.	4.250%	9/1/25	8,626	8,348
	Micron Technology Inc.	4.975%	2/6/26	70	68
	Micron Technology Inc.	4.185%	2/15/27	9,022	8,480
	Micron Technology Inc.	5.375%	4/15/28	5,475	5,283
	Microsoft Corp.	2.700%	2/12/25	12,355	11,924
	Microsoft Corp.	3.125%	11/3/25	25,425	24,351
	Microsoft Corp.	2.400%	8/8/26	21,855	20,300
	Microsoft Corp.	3.300%	2/6/27	30,687	29,114
	Moody's Corp.	3.750%	3/24/25	5,425	5,263
	Motorola Solutions Inc.	4.600%	2/23/28	5,109	4,884
	NetApp Inc.	1.875%	6/22/25	6,376	5,960
	NetApp Inc.	2.375%	6/22/27	1,909	1,703
	Nokia OYJ	4.375%	6/12/27	3,615	3,344
	Nordson Corp.	5.600%	9/15/28	1,900	1,882
	NVIDIA Corp.	3.200%	9/16/26	7,712	7,298
	NXP BV	2.700%	5/1/25	4,542	4,313
	NXP BV	5.350%	3/1/26	3,808	3,758
	NXP BV	3.875%	6/18/26	4,784	4,546
	NXP BV	3.150%	5/1/27	5,673	5,178
	NXP BV	4.400%	6/1/27	2,995	2,841
	Oracle Corp.	2.950%	11/15/24	12,495	12,106
	Oracle Corp.	2.500%	4/1/25	25,667	24,433
	Oracle Corp.	2.950%	5/15/25	16,132	15,427
	Oracle Corp.	1.650%	3/25/26	25,662	23,236
	Oracle Corp.	2.650%	7/15/26	23,064	21,262
	Oracle Corp.	2.800%	4/1/27	20,082	18,230
	Oracle Corp.	2.300%	3/25/28	19,870	17,197
	PayPal Holdings Inc.	2.400%	10/1/24	8,683	8,402
	PayPal Holdings Inc.	1.650%	6/1/25	7,015	6,564
	PayPal Holdings Inc.	2.650%	10/1/26	12,390	11,424
	PayPal Holdings Inc.	3.900%	6/1/27	544	519
[5]	Qorvo Inc.	1.750%	12/15/24	3,465	3,264
	QUALCOMM Inc.	3.450%	5/20/25	5,259	5,087
	QUALCOMM Inc.	3.250%	5/20/27	16,941	15,793

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roper Technologies Inc.	1.000%	9/15/25	8,454	7,724
	Roper Technologies Inc.	3.850%	12/15/25	1,825	1,755
	Roper Technologies Inc.	3.800%	12/15/26	1,499	1,419
	Roper Technologies Inc.	4.200%	9/15/28	5,200	4,891
	S&P Global Inc.	2.950%	1/22/27	5,829	5,392
	S&P Global Inc.	2.450%	3/1/27	7,048	6,420
	S&P Global Inc.	4.750%	8/1/28	4,600	4,484
	Salesforce Inc.	3.700%	4/11/28	12,393	11,677
	Salesforce Inc.	1.500%	7/15/28	6,269	5,329
	Skyworks Solutions Inc.	1.800%	6/1/26	4,893	4,353
	TD SYNNEX Corp.	1.750%	8/9/26	4,627	4,062
	Texas Instruments Inc.	1.375%	3/12/25	4,653	4,391
	Texas Instruments Inc.	1.125%	9/15/26	3,660	3,267
	Texas Instruments Inc.	4.600%	2/15/28	3,600	3,527
	TSMC Arizona Corp.	1.750%	10/25/26	10,550	9,456
	TSMC Arizona Corp.	3.875%	4/22/27	8,140	7,740
	Verisk Analytics Inc.	4.000%	6/15/25	9,082	8,803
	VMware Inc.	4.500%	5/15/25	9,057	8,843
	VMware Inc.	1.400%	8/15/26	13,703	12,092
	VMware Inc.	4.650%	5/15/27	5,515	5,313
	VMware Inc.	3.900%	8/21/27	9,442	8,792
	VMware Inc.	1.800%	8/15/28	2,948	2,445
	Western Digital Corp.	4.750%	2/15/26	16,300	15,512
	Workday Inc.	3.500%	4/1/27	8,161	7,612
					1,311,405
Utilities (1.6%)
	AEP Transmission Co. LLC	3.100%	12/1/26	5,111	4,767
	AES Corp.	1.375%	1/15/26	5,333	4,748
	AES Corp.	5.450%	6/1/28	7,000	6,756
	Alabama Power Co.	3.750%	9/1/27	4,446	4,195
	Ameren Corp.	3.650%	2/15/26	4,120	3,926
	Ameren Corp.	1.950%	3/15/27	1,890	1,684
	Ameren Corp.	1.750%	3/15/28	4,066	3,450
	Ameren Illinois Co.	3.250%	3/1/25	3,565	3,447
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	1,745	1,579
	American Electric Power Co. Inc.	5.750%	11/1/27	2,201	2,214
	American Electric Power Co. Inc.	3.875%	2/15/62	5,105	4,173
	American Water Capital Corp.	2.950%	9/1/27	7,438	6,801
	American Water Capital Corp.	3.750%	9/1/28	4,000	3,722
	Appalachian Power Co.	3.400%	6/1/25	2,011	1,928
[3]	Appalachian Power Co.	3.300%	6/1/27	1,059	970
	Arizona Public Service Co.	3.150%	5/15/25	2,282	2,187
	Atmos Energy Corp.	3.000%	6/15/27	4,268	3,952
	Avangrid Inc.	3.150%	12/1/24	7,713	7,432
	Avangrid Inc.	3.200%	4/15/25	3,857	3,688
	Baltimore Gas & Electric Co.	2.400%	8/15/26	3,225	2,966
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	4,794	4,670
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,018	7,253
	Black Hills Corp.	3.950%	1/15/26	4,310	4,111
	Black Hills Corp.	3.150%	1/15/27	4,000	3,666
	Black Hills Corp.	5.950%	3/15/28	2,500	2,500
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,300	2,108
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,630	3,355
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	5,000	4,961
	CenterPoint Energy Inc.	1.450%	6/1/26	1,363	1,220
	CenterPoint Energy Inc.	5.250%	8/10/26	2,000	1,972
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	12,900	12,728
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,440	4,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CMS Energy Corp.	3.000%	5/15/26	3,865	3,611
	Commonwealth Edison Co.	2.550%	6/15/26	4,119	3,832
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	6,848	6,192
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	5,662	5,266
	Constellation Energy Generation LLC	3.250%	6/1/25	8,084	7,710
	Constellation Energy Generation LLC	5.600%	3/1/28	2,611	2,595
	Consumers Energy Co.	4.650%	3/1/28	6,851	6,686
	Consumers Energy Co.	4.900%	2/15/29	4,000	3,906
[3]	Dominion Energy Inc.	3.300%	3/15/25	5,146	4,957
	Dominion Energy Inc.	3.900%	10/1/25	8,308	7,999
[3]	Dominion Energy Inc.	1.450%	4/15/26	5,512	4,960
[3]	Dominion Energy Inc.	2.850%	8/15/26	6,374	5,886
[3]	Dominion Energy Inc.	3.600%	3/15/27	1,355	1,263
	DTE Electric Co.	3.375%	3/1/25	5,325	5,158
[3]	DTE Energy Co.	2.529%	10/1/24	8,446	8,147
	DTE Energy Co.	4.220%	11/1/24	9,035	8,869
[3]	DTE Energy Co.	1.050%	6/1/25	5,853	5,398
	DTE Energy Co.	2.850%	10/1/26	5,059	4,644
	DTE Energy Co.	4.875%	6/1/28	2,975	2,872
	Duke Energy Carolinas LLC	2.950%	12/1/26	6,193	5,789
	Duke Energy Corp.	0.900%	9/15/25	2,399	2,183
	Duke Energy Corp.	5.000%	12/8/25	2,200	2,168
	Duke Energy Corp.	2.650%	9/1/26	6,890	6,344
	Duke Energy Corp.	5.000%	12/8/27	7,500	7,321
	Duke Energy Corp.	4.300%	3/15/28	5,000	4,736
	Duke Energy Corp.	3.250%	1/15/82	2,042	1,514
	Duke Energy Florida LLC	3.200%	1/15/27	6,065	5,678
	Duke Energy Progress LLC	3.700%	9/1/28	3,500	3,249
[3]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	4,993	4,801
	Edison International	3.550%	11/15/24	5,442	5,280
	Edison International	4.950%	4/15/25	2,218	2,172
	Emera US Finance LP	3.550%	6/15/26	5,067	4,751
	Enel Americas SA	4.000%	10/25/26	5,212	4,848
	Enel Chile SA	4.875%	6/12/28	6,850	6,509
	Entergy Arkansas LLC	3.500%	4/1/26	3,372	3,210
	Entergy Corp.	0.900%	9/15/25	4,865	4,417
	Entergy Corp.	2.950%	9/1/26	8,604	7,951
	Entergy Louisiana LLC	0.950%	10/1/24	8,000	7,618
	Entergy Louisiana LLC	5.590%	10/1/24	2,642	2,637
	Entergy Louisiana LLC	5.400%	11/1/24	1,698	1,692
	Entergy Louisiana LLC	2.400%	10/1/26	4,902	4,470
	Evergy Kansas Central Inc.	2.550%	7/1/26	1,838	1,702
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,712	4,363
[3]	Eversource Energy	2.900%	10/1/24	4,745	4,595
[3]	Eversource Energy	3.150%	1/15/25	2,617	2,530
[3]	Eversource Energy	1.400%	8/15/26	3,330	2,952
	Eversource Energy	4.600%	7/1/27	5,095	4,901
[3]	Eversource Energy	3.300%	1/15/28	2,750	2,503
	Eversource Energy	5.450%	3/1/28	17,750	17,565
[3]	Exelon Corp.	3.950%	6/15/25	10,021	9,687
	Exelon Corp.	3.400%	4/15/26	6,257	5,926
	Exelon Corp.	2.750%	3/15/27	6,251	5,674
	Exelon Corp.	5.150%	3/15/28	5,480	5,379
	Florida Power & Light Co.	2.850%	4/1/25	3,583	3,439
	Florida Power & Light Co.	3.125%	12/1/25	5,625	5,358
	Florida Power & Light Co.	4.450%	5/15/26	4,090	4,002
	Florida Power & Light Co.	5.050%	4/1/28	11,174	11,035
	Florida Power & Light Co.	4.400%	5/15/28	15,125	14,594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fortis Inc.	3.055%	10/4/26	4,987	4,572
	Georgia Power Co.	3.250%	3/30/27	4,533	4,180
	Georgia Power Co.	4.650%	5/16/28	12,345	11,893
	Interstate Power & Light Co.	3.250%	12/1/24	4,194	4,061
	Interstate Power & Light Co.	4.100%	9/26/28	4,000	3,743
	ITC Holdings Corp.	3.250%	6/30/26	2,947	2,765
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	509	487
	MidAmerican Energy Co.	3.500%	10/15/24	8,292	8,108
	Mississippi Power Co.	3.950%	3/30/28	2,250	2,101
	National Fuel Gas Co.	5.200%	7/15/25	2,448	2,400
	National Fuel Gas Co.	5.500%	1/15/26	5,257	5,169
	National Fuel Gas Co.	5.500%	10/1/26	1,775	1,750
	National Fuel Gas Co.	4.750%	9/1/28	2,000	1,874
	National Grid plc	5.602%	6/12/28	4,050	4,006
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,380	4,221
[3]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	2,226	2,143
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	4,141	4,131
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	7,623	7,268
[3]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	3,708	3,295
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,645	5,196
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	4,324	3,973
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	3,875	3,780
[3]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	5,000	4,906
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,050	2,890
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	2,825	2,829
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	3,531	3,447
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	5,120	5,105
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	9,966	8,832
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	13,090	12,185
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	11,035	10,632
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	9,245	8,951
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	13,470	11,398
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	4,795	4,053
	NiSource Inc.	0.950%	8/15/25	12,115	11,039
	NiSource Inc.	3.490%	5/15/27	9,118	8,439
	NiSource Inc.	5.250%	3/30/28	6,490	6,361
	NSTAR Electric Co.	3.200%	5/15/27	3,464	3,219
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,457	1,399
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,900	2,630
[5]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	7,500	7,151
	Pacific Gas & Electric Co.	3.500%	6/15/25	9,086	8,628
	Pacific Gas & Electric Co.	3.450%	7/1/25	10,952	10,394
	Pacific Gas & Electric Co.	3.150%	1/1/26	17,735	16,487
	Pacific Gas & Electric Co.	2.950%	3/1/26	2,435	2,239
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,010	4,278
	Pacific Gas & Electric Co.	3.300%	12/1/27	4,620	4,078
	Pacific Gas & Electric Co.	3.750%	7/1/28	7,075	6,284
	Pacific Gas & Electric Co.	6.100%	1/15/29	5,000	4,876
	PECO Energy Co.	3.150%	10/15/25	3,211	3,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pinnacle West Capital Corp.	1.300%	6/15/25	4,850	4,486
	PPL Capital Funding Inc.	3.100%	5/15/26	4,960	4,650
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	2,707	2,599
[3]	Public Service Electric & Gas Co.	0.950%	3/15/26	1,024	922
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	2,007	1,859
[3]	Public Service Electric & Gas Co.	3.650%	9/1/28	4,000	3,704
	Public Service Enterprise Group Inc.	0.800%	8/15/25	8,697	7,944
	Public Service Enterprise Group Inc.	5.850%	11/15/27	3,680	3,701
	Puget Energy Inc.	3.650%	5/15/25	4,880	4,679
	Puget Energy Inc.	2.379%	6/15/28	2,963	2,532
	San Diego Gas & Electric Co.	2.500%	5/15/26	4,102	3,797
	San Diego Gas & Electric Co.	4.950%	8/15/28	3,405	3,312
	Sempra	3.300%	4/1/25	4,835	4,647
	Sempra	3.250%	6/15/27	7,523	6,870
	Sempra	3.400%	2/1/28	3,768	3,428
	Sempra	4.125%	4/1/52	4,990	4,051
	Sierra Pacific Power Co.	2.600%	5/1/26	6,344	5,892
[3]	Southern California Edison Co.	3.700%	8/1/25	9,752	9,377
[3]	Southern California Edison Co.	1.200%	2/1/26	3,050	2,744
	Southern California Edison Co.	5.850%	11/1/27	4,448	4,471
	Southern California Edison Co.	5.300%	3/1/28	8,474	8,370
	Southern California Edison Co.	5.650%	10/1/28	2,405	2,403
	Southern California Gas Co.	3.200%	6/15/25	3,640	3,494
[3]	Southern California Gas Co.	2.600%	6/15/26	4,995	4,625
	Southern California Gas Co.	2.950%	4/15/27	5,820	5,339
	Southern Co.	5.150%	10/6/25	1,912	1,892
	Southern Co.	3.250%	7/1/26	12,337	11,566
	Southern Co.	4.850%	6/15/28	4,975	4,807
[3]	Southern Co.	4.000%	1/15/51	10,209	9,456
[3]	Southern Co.	3.750%	9/15/51	7,210	6,294
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,974	1,856
	Southern Power Co.	4.150%	12/1/25	1,655	1,599
	Southern Power Co.	0.900%	1/15/26	1,125	1,007
	Southwest Gas Corp.	5.800%	12/1/27	1,250	1,248
	Southwest Gas Corp.	5.450%	3/23/28	2,166	2,132
[3]	Southwestern Electric Power Co.	1.650%	3/15/26	5,269	4,773
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	3,038	2,784
[3]	Southwestern Electric Power Co.	4.100%	9/15/28	4,150	3,850
	Union Electric Co.	2.950%	6/15/27	3,474	3,188
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	5,858	5,615
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	9,307	8,808
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	4,817	4,460
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	8,943	8,365
	WEC Energy Group Inc.	3.550%	6/15/25	1,043	1,001
	WEC Energy Group Inc.	5.000%	9/27/25	1,430	1,408
	WEC Energy Group Inc.	4.750%	1/9/26	1,655	1,621
	WEC Energy Group Inc.	5.600%	9/12/26	2,905	2,905
	WEC Energy Group Inc.	5.150%	10/1/27	6,507	6,397
	WEC Energy Group Inc.	4.750%	1/15/28	13,309	12,857
	Wisconsin Electric Power Co.	2.050%	12/15/24	1,100	1,051
	Wisconsin Public Service Corp.	5.350%	11/10/25	1,000	997
	Xcel Energy Inc.	3.300%	6/1/25	5,880	5,633
	Xcel Energy Inc.	3.350%	12/1/26	2,689	2,505
	Xcel Energy Inc.	1.750%	3/15/27	4,802	4,223
	Xcel Energy Inc.	4.000%	6/15/28	4,000	3,746
					937,618
Total Corporate Bonds (Cost $16,691,736)					15,714,691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sovereign Bonds (5.5%)
[3]	African Development Bank	0.875%	3/23/26	22,920	20,714
[3]	African Development Bank	0.875%	7/22/26	11,903	10,635
[3]	African Development Bank	4.375%	11/3/27	18,975	18,711
	African Development Bank	4.375%	3/14/28	18,975	18,658
[3]	Asian Development Bank	0.625%	10/8/24	12,010	11,434
	Asian Development Bank	1.500%	10/18/24	28,259	27,105
[3]	Asian Development Bank	2.000%	1/22/25	6,893	6,593
	Asian Development Bank	0.625%	4/29/25	53,695	49,919
[3]	Asian Development Bank	2.875%	5/6/25	32,110	30,917
[3]	Asian Development Bank	4.625%	6/13/25	10,485	10,380
[3]	Asian Development Bank	0.375%	9/3/25	19,044	17,393
	Asian Development Bank	4.250%	1/9/26	31,907	31,352
[3]	Asian Development Bank	0.500%	2/4/26	26,014	23,426
[3]	Asian Development Bank	1.000%	4/14/26	18,433	16,698
[3]	Asian Development Bank	2.000%	4/24/26	21,643	20,095
[3]	Asian Development Bank	2.625%	1/12/27	5,121	4,778
[3]	Asian Development Bank	1.500%	1/20/27	28,467	25,593
[3]	Asian Development Bank	3.125%	8/20/27	27,850	26,257
[3]	Asian Development Bank	3.750%	4/25/28	21,555	20,653
[3]	Asian Development Bank	4.500%	8/25/28	23,375	23,111
	Asian Infrastructure Investment Bank	0.500%	5/28/25	20,820	19,203
	Asian Infrastructure Investment Bank	3.375%	6/29/25	15,190	14,674
	Asian Infrastructure Investment Bank	0.500%	1/27/26	26,890	24,147
	Asian Infrastructure Investment Bank	4.875%	9/14/26	11,260	11,227
	Asian Infrastructure Investment Bank	3.750%	9/14/27	8,970	8,616
	Asian Infrastructure Investment Bank	4.000%	1/18/28	18,800	18,117
	Canadian Government Bond	1.625%	1/22/25	24,139	23,006
	Canadian Government Bond	2.875%	4/28/25	18,590	17,918
	Canadian Government Bond	0.750%	5/19/26	32,085	28,793
	Canadian Government Bond	3.750%	4/26/28	22,367	21,476
	Corp. Andina de Fomento	1.250%	10/26/24	7,595	7,215
	Corp. Andina de Fomento	1.625%	9/23/25	7,595	7,010
	Corp. Andina de Fomento	5.250%	11/21/25	15,755	15,577
	Corp. Andina de Fomento	4.750%	4/1/26	5,225	5,096
	Corp. Andina de Fomento	2.250%	2/8/27	6,090	5,449
	Council of Europe Development Bank	1.375%	2/27/25	10,975	10,378
	Council of Europe Development Bank	3.000%	6/16/25	5,300	5,098
	Council of Europe Development Bank	3.750%	5/25/26	8,850	8,576
	Council of Europe Development Bank	0.875%	9/22/26	6,745	5,992
	Council of Europe Development Bank	3.625%	1/26/28	11,710	11,181
	Equinor ASA	3.250%	11/10/24	9,213	8,976
	Equinor ASA	2.875%	4/6/25	12,785	12,302
	Equinor ASA	1.750%	1/22/26	8,394	7,742
	Equinor ASA	3.000%	4/6/27	475	441
	Equinor ASA	7.250%	9/23/27	130	139
[3]	European Bank for Reconstruction & Development	1.500%	2/13/25	5,020	4,762
	European Bank for Reconstruction & Development	0.500%	5/19/25	30,531	28,241
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	10,760	9,766
[3]	European Bank for Reconstruction & Development	0.500%	1/28/26	21,005	18,927
[3]	European Bank for Reconstruction & Development	4.375%	3/9/28	5,730	5,641
	European Investment Bank	2.500%	10/15/24	6,537	6,339
	European Investment Bank	1.875%	2/10/25	37,082	35,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	1.625%	3/14/25	35,760	33,914
	European Investment Bank	0.625%	7/25/25	39,545	36,461
	European Investment Bank	2.750%	8/15/25	28,140	26,953
	European Investment Bank	0.375%	12/15/25	15,485	13,995
	European Investment Bank	0.375%	3/26/26	38,856	34,746
	European Investment Bank	2.125%	4/13/26	18,236	17,018
	European Investment Bank	0.750%	10/26/26	7,132	6,309
[3]	European Investment Bank	1.375%	3/15/27	25,840	23,054
	European Investment Bank	0.625%	10/21/27	705	600
	European Investment Bank	3.250%	11/15/27	11,816	11,176
	European Investment Bank	3.875%	3/15/28	36,420	35,161
	European Investment Bank	4.500%	10/16/28	22,350	22,151
[6]	Export Development Canada	3.375%	8/26/25	20,785	20,114
[6]	Export Development Canada	4.375%	6/29/26	21,175	20,857
[6]	Export Development Canada	3.000%	5/25/27	18,355	17,246
[6]	Export Development Canada	3.875%	2/14/28	17,265	16,642
	Export-Import Bank of Korea	2.875%	1/21/25	9,055	8,749
	Export-Import Bank of Korea	1.875%	2/12/25	1,685	1,605
	Export-Import Bank of Korea	5.375%	9/18/25	3,200	3,196
	Export-Import Bank of Korea	3.250%	11/10/25	11,205	10,691
	Export-Import Bank of Korea	4.875%	1/11/26	3,600	3,546
	Export-Import Bank of Korea	0.625%	2/9/26	2,900	2,588
	Export-Import Bank of Korea	2.625%	5/26/26	12,295	11,430
	Export-Import Bank of Korea	3.250%	8/12/26	4,025	3,780
	Export-Import Bank of Korea	1.125%	12/29/26	6,887	5,997
	Export-Import Bank of Korea	1.625%	1/18/27	6,640	5,904
	Export-Import Bank of Korea	2.375%	4/21/27	4,590	4,154
	Export-Import Bank of Korea	4.250%	9/15/27	6,480	6,227
	Export-Import Bank of Korea	5.000%	1/11/28	9,600	9,475
	Inter-American Development Bank	2.125%	1/15/25	23,685	22,709
[3]	Inter-American Development Bank	1.750%	3/14/25	29,903	28,394
	Inter-American Development Bank	0.875%	4/3/25	20,483	19,165
	Inter-American Development Bank	0.625%	7/15/25	20,195	18,631
[3]	Inter-American Development Bank	0.875%	4/20/26	28,171	25,427
[3]	Inter-American Development Bank	4.500%	5/15/26	19,740	19,503
[3]	Inter-American Development Bank	2.000%	6/2/26	16,035	14,844
	Inter-American Development Bank	2.000%	7/23/26	9,692	8,947
	Inter-American Development Bank	2.375%	7/7/27	26,122	24,013
	Inter-American Development Bank	4.000%	1/12/28	34,505	33,464
	Inter-American Investment Corp.	4.125%	2/15/28	9,225	8,925
	Inter-American Investment Corp.	4.750%	9/19/28	3,350	3,331
[3]	International Bank for Reconstruction & Development	2.500%	11/25/24	35,186	34,002
	International Bank for Reconstruction & Development	1.625%	1/15/25	33,124	31,557
[3]	International Bank for Reconstruction & Development	2.125%	3/3/25	5,767	5,511
	International Bank for Reconstruction & Development	0.750%	3/11/25	35,705	33,433
	International Bank for Reconstruction & Development	0.625%	4/22/25	67,200	62,491
	International Bank for Reconstruction & Development	0.375%	7/28/25	44,443	40,750
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	28,064	26,766
	International Bank for Reconstruction & Development	0.500%	10/28/25	51,364	46,773
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	3,183	3,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	0.875%	7/15/26	17,029	15,251
[3]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,638	10,648
	International Bank for Reconstruction & Development	3.125%	6/15/27	26,760	25,240
	International Bank for Reconstruction & Development	0.750%	11/24/27	39,535	33,678
	International Bank for Reconstruction & Development	3.500%	7/12/28	33,310	31,555
	International Bank for Reconstruction & Development	4.625%	8/1/28	28,000	27,851
[3]	International Finance Corp.	1.375%	10/16/24	16,200	15,514
[3]	International Finance Corp.	0.375%	7/16/25	13,735	12,617
[3]	International Finance Corp.	3.625%	9/15/25	19,785	19,237
[3]	International Finance Corp.	2.125%	4/7/26	5,309	4,953
[3]	International Finance Corp.	0.750%	10/8/26	11,910	10,542
[3]	International Finance Corp.	4.500%	7/13/28	8,131	8,052
[3,7]	Japan Bank for International Cooperation	1.750%	10/17/24	4,365	4,186
[3,7]	Japan Bank for International Cooperation	2.125%	2/10/25	2,051	1,956
[7]	Japan Bank for International Cooperation	2.875%	4/14/25	10,070	9,664
[3,7]	Japan Bank for International Cooperation	2.500%	5/28/25	6,509	6,190
[7]	Japan Bank for International Cooperation	0.625%	7/15/25	22,503	20,662
[3,7]	Japan Bank for International Cooperation	2.750%	1/21/26	6,675	6,302
[7]	Japan Bank for International Cooperation	4.250%	1/26/26	20,385	19,918
[3,7]	Japan Bank for International Cooperation	2.375%	4/20/26	7,295	6,787
[7]	Japan Bank for International Cooperation	4.250%	4/27/26	10,080	9,827
[7]	Japan Bank for International Cooperation	1.875%	7/21/26	3,436	3,131
[3,7]	Japan Bank for International Cooperation	2.250%	11/4/26	12,864	11,768
[7]	Japan Bank for International Cooperation	2.875%	6/1/27	13,845	12,808
[7]	Japan Bank for International Cooperation	2.875%	7/21/27	8,825	8,158
[7]	Japan Bank for International Cooperation	4.375%	10/5/27	7,225	7,055
[7]	Japan Bank for International Cooperation	2.750%	11/16/27	13,275	12,151
[7]	Japan Bank for International Cooperation	4.625%	7/19/28	4,875	4,788
[7]	Japan International Cooperation Agency	2.750%	4/27/27	4,909	4,521
[7]	Japan International Cooperation Agency	3.250%	5/25/27	10,070	9,416
[7]	Japan International Cooperation Agency	4.000%	5/23/28	5,350	5,102
[8]	KFW	2.500%	11/20/24	37,978	36,702
[8]	KFW	1.250%	1/31/25	36,870	34,896
[8]	KFW	2.000%	5/2/25	20,560	19,530
[8]	KFW	0.375%	7/18/25	28,668	26,315
[8]	KFW	0.625%	1/22/26	37,238	33,679
[8]	KFW	3.625%	4/1/26	25,525	24,710
[8]	KFW	4.625%	8/7/26	26,810	26,589
[8]	KFW	1.000%	10/1/26	19,850	17,736
[8]	KFW	3.000%	5/20/27	26,370	24,808
[8]	KFW	3.750%	2/15/28	31,475	30,201
[8]	KFW	3.875%	6/15/28	30,380	29,291
	Korea Development Bank	2.125%	10/1/24	6,900	6,659
	Korea Development Bank	0.750%	1/25/25	10,945	10,279
	Korea Development Bank	4.000%	9/8/25	1,695	1,646
	Korea Development Bank	3.375%	9/16/25	11,360	10,907
	Korea Development Bank	3.000%	1/13/26	12,015	11,360
	Korea Development Bank	2.000%	9/12/26	7,255	6,564
	Korea Development Bank	1.375%	4/25/27	6,540	5,707
	Korea Development Bank	4.375%	2/15/28	13,475	12,969
[8]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	11,800	11,290
[3,8]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	18,075	16,703
[8]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	15,953	15,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	9,840	8,888
[3,8]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,708	8,897
[3,8]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	10,830	10,439
	Nordic Investment Bank	0.375%	9/11/25	14,490	13,226
	Nordic Investment Bank	5.000%	10/15/25	3,950	3,944
[3]	Nordic Investment Bank	0.500%	1/21/26	13,200	11,910
	Nordic Investment Bank	3.375%	9/8/27	385	366
	Nordic Investment Bank	4.375%	3/14/28	18,525	18,236
[9]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	11,127	10,548
[9]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	23,940	21,814
[9]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	5,735	5,609
[3,9]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	7,221	6,492
[9]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	11,750	11,271
[9]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	11,800	11,531
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	4,025	3,973
[3,10]	Petroleos Mexicanos	2.290%	2/15/24	95	92
	Province of Alberta	1.875%	11/13/24	17,184	16,482
	Province of Alberta	1.000%	5/20/25	10,294	9,586
[3]	Province of British Columbia	6.500%	1/15/26	1,638	1,679
	Province of British Columbia	0.900%	7/20/26	7,610	6,797
	Province of Manitoba	2.125%	6/22/26	4,116	3,807
	Province of Ontario	0.625%	1/21/26	24,491	22,092
	Province of Ontario	1.050%	4/14/26	14,920	13,499
	Province of Ontario	2.500%	4/27/26	13,685	12,832
	Province of Ontario	3.100%	5/19/27	20,565	19,323
[3]	Province of Quebec	2.875%	10/16/24	16,670	16,199
[3]	Province of Quebec	1.500%	2/11/25	10,707	10,148
	Province of Quebec	0.600%	7/23/25	24,530	22,568
	Province of Quebec	2.500%	4/20/26	18,440	17,304
	Province of Quebec	2.750%	4/12/27	8,420	7,820
	Province of Quebec	3.625%	4/13/28	10,430	9,897
	Province of Saskatchewan	3.250%	6/8/27	7,360	6,933
	Republic of Chile	3.125%	1/21/26	4,888	4,646
[3]	Republic of Chile	2.750%	1/31/27	10,945	10,038
[3]	Republic of Chile	3.240%	2/6/28	11,510	10,557
[3]	Republic of Indonesia	4.150%	9/20/27	6,600	6,294
	Republic of Indonesia	3.500%	1/11/28	9,200	8,502
[3]	Republic of Indonesia	4.550%	1/11/28	7,420	7,177
	Republic of Indonesia	4.100%	4/24/28	3,200	3,019
	Republic of Italy	2.375%	10/17/24	22,750	21,901
	Republic of Italy	1.250%	2/17/26	16,397	14,760
	Republic of Korea	5.625%	11/3/25	1,789	1,788
[3]	Republic of Panama	3.750%	3/16/25	5,614	5,417
	Republic of Panama	7.125%	1/29/26	11,461	11,669
	Republic of Panama	8.875%	9/30/27	8,465	9,276
[3]	Republic of Panama	3.875%	3/17/28	8,484	7,804
	Republic of Peru	7.350%	7/21/25	11,790	12,114
[3]	Republic of Peru	2.392%	1/23/26	7,225	6,709
	Republic of Peru	4.125%	8/25/27	7,460	7,110
	Republic of Poland	3.250%	4/6/26	10,975	10,427
[3]	Republic of Poland	5.500%	11/16/27	11,816	11,826
	Republic of the Philippines	9.500%	10/21/24	3,456	3,597
	Republic of the Philippines	10.625%	3/16/25	15,227	16,330
	Republic of the Philippines	5.500%	3/30/26	4,956	4,981
	Republic of the Philippines	3.229%	3/29/27	4,360	4,062
	Republic of the Philippines	5.170%	10/13/27	7,950	7,910
	Republic of the Philippines	3.000%	2/1/28	5,155	4,677
	Republic of the Philippines	4.625%	7/17/28	3,300	3,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State of Israel	2.875%	3/16/26	5,059	4,748
	State of Israel	3.250%	1/17/28	7,300	6,720
	Svensk Exportkredit AB	0.625%	10/7/24	7,210	6,849
[3]	Svensk Exportkredit AB	0.625%	5/14/25	18,355	16,987
[3]	Svensk Exportkredit AB	4.000%	7/15/25	8,775	8,575
	Svensk Exportkredit AB	0.500%	8/26/25	12,190	11,136
[3]	Svensk Exportkredit AB	4.625%	11/28/25	9,830	9,701
[3]	Svensk Exportkredit AB	4.375%	2/13/26	10,470	10,272
[3]	Svensk Exportkredit AB	4.875%	9/14/26	2,100	2,091
[3]	Svensk Exportkredit AB	2.250%	3/22/27	8,315	7,596
	Svensk Exportkredit AB	4.125%	6/14/28	8,650	8,375
[3]	United Mexican States	3.900%	4/27/25	5,353	5,223
	United Mexican States	4.125%	1/21/26	18,495	18,011
	United Mexican States	4.150%	3/28/27	21,684	20,862
	United Mexican States	3.750%	1/11/28	1,793	1,660
[3]	United Mexican States	5.400%	2/9/28	11,930	11,751
Total Sovereign Bonds (Cost $3,449,977)					3,251,064
Taxable Municipal Bonds (0.1%)
	California Earthquake Authority Revenue	5.603%	7/1/27	6,945	6,900
	California GO	2.650%	4/1/26	1,320	1,242
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	11,525	10,699
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	7,680	6,702
	Oregon GO	5.892%	6/1/27	6,000	6,080
	State Public School Building Authority PA Revenue	5.000%	9/15/27	2,100	2,062
	University of California Revenue	0.883%	5/15/25	2,000	1,865
	University of California Revenue	3.063%	7/1/25	2,677	2,580
	University of California Revenue	1.316%	5/15/27	4,890	4,305
	Utah GO	4.554%	7/1/24	2,075	2,062
Total Taxable Municipal Bonds (Cost $46,477)					44,497

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[11]	Vanguard Market Liquidity Fund (Cost $299,779)	5.391%	2,998,124	299,782
Total Investments (99.6%) (Cost $61,833,195)				58,572,541
Other Assets and Liabilities—Net (0.4%)				222,395
Net Assets (100%)				58,794,936
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2023.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the aggregate value was $89,127,000, representing 0.2% of net assets.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Government of Japan.
8	Guaranteed by the Federal Republic of Germany.
9	Guaranteed by the Republic of Austria.
10	Guaranteed by the Government of Mexico.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	39,262,507	—	39,262,507
Corporate Bonds	—	15,714,691	—	15,714,691
Sovereign Bonds	—	3,251,064	—	3,251,064
Taxable Municipal Bonds	—	44,497	—	44,497
Temporary Cash Investments	299,782	—	—	299,782
Total	299,782	58,272,759	—	58,572,541